UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	07/31/2018

Date of reporting period:	1/31/2018

Item 1 – Reports to Stockholders

     PRUDENTIAL CORPORATE BOND FUND

SEMIANNUAL REPORT

JANUARY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: High current income consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2018 were not audited and, accordingly,

no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential Corporate Bond Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date, new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential Corporate Bond Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Corporate Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2018.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Corporate Bond Fund

March 15, 2018

Prudential Corporate Bond Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 1/31/18 (without sales charges)		Average Annual Total Returns as of 1/31/18 (with sales charges)
Six Months* (%)		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	0.59	0.09	N/A	N/A	2.11 (5/28/15)
Class C	0.30	3.13	N/A	N/A	3.05 (5/28/15)
Class Q	0.80	5.17	N/A	N/A	4.06 (5/28/15)
Class R	0.55	4.65	N/A	N/A	3.56 (5/28/15)
Class Z	0.80	5.17	3.11	4.84	—
Bloomberg Barclays US Credit Bond Index	0.72	4.84	3.22	5.19	—
Lipper Corporate Debt BBB-Rated Funds Average	0.56	4.52	3.07	4.96	—

* Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A*	Class C*	Class Q**	Class R*	Class Z*
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	0.75% (0.50% currently)	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” in the front of this report for more information.

**Class Q shares will be renamed as Class R6 shares effective June 11, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” in the front of this report for more information.

Benchmark Definitions

Bloomberg Barclays US Credit Bond Index—The Bloomberg Barclays US Credit Bond Index measures the performance of investment-grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity greater than one year. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, Class Q, and Class R shares through 1/31/18 is 3.35%.

Lipper Corporate Debt BBB-Rated Funds Average—The Lipper Corporate Debt BBB-Rated Funds invest at least 65% of their assets in corporate and government debt issues rated in the top four grades. The average annual total returns for the Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, Class Q, and Class R shares through 1/31/18 is 3.07%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Corporate Bond Fund	9

Your Fund’s Performance (continued)

Distributions and Yields as of 1/31/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.17	2.74	1.35
Class C	0.12	2.09	0.19
Class Q	0.18	3.10	–94.67
Class R	0.15	2.59	–91.57
Class Z	0.18	3.12	2.45

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 1/31/18 (%)
AAA	6.8
AA	9.2
A	31.5
BBB	49.8
BB	1.3
Cash/Cash Equivalents	1.5
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Corporate Bond Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Corporate Bond Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,005.90	0.80%	$4.04
	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08
Class C	Actual	$1,000.00	$1,003.00	1.55%	$7.83
	Hypothetical	$1,000.00	$1,017.39	1.55%	$7.88
Class Q	Actual	$1,000.00	$1,008.00	0.55%	$2.78
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R	Actual	$1,000.00	$1,005.50	1.05%	$5.31
	Hypothetical	$1,000.00	$1,019.91	1.05%	$5.35
Class Z	Actual	$1,000.00	$1,008.00	0.55%	$2.78
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 96.9%

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.2%
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A3	3.283	%(cc)	11/15/50	250	$247,500
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050		04/10/49	250	245,285
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class A3	3.269		06/10/50	100	100,301
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A4	3.224		07/15/50	100	98,932
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058		05/15/49	200	196,911
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317		10/15/50	200	198,795

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,112,461)					1,087,724

CORPORATE BONDS 91.3%

Aerospace & Defense 0.5%
Arconic, Inc., Sr. Unsec’d. Notes	6.150		08/15/20	120	128,400

Agriculture 1.2%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250		06/07/22	305	305,983

Airlines 0.8%
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.200		12/15/29	85	83,656
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875		03/13/20	130	130,032

					213,688

Auto Manufacturers 2.7%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.150		04/06/20	75	74,385
Ford Motor Co., Sr. Unsec’d. Notes	5.291		12/08/46	200	209,559
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.979		08/03/22	200	195,631
General Motors Financial Co., Inc.,
Gtd. Notes	3.200		07/06/21	75	75,040
Gtd. Notes	4.000		01/15/25	150	151,940

					706,555

Auto Parts & Equipment 0.4%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500		04/29/22	100	103,000

See Notes to Financial Statements.

Prudential Corporate Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks 18.9%
Bank of America Corp.,
Sr. Unsec’d. Notes, 144A	3.004%	12/20/23	214	$211,817
Sr. Unsec’d. Notes, 144A	3.419	12/20/28	263	258,554
Sr. Unsec’d. Notes, MTN	4.443	01/20/48	230	250,781
Series L, Sr. Unsec’d. Notes, MTN	2.600	01/15/19	37	37,159
Series V, Jr. Sub. Notes	5.125	12/29/49	250	253,125
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650	03/16/25	200	197,183
Capital One Financial Corp., Sr. Unsec’d. Notes	3.300	10/30/24	100	98,069
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.200	10/21/26	150	146,321
Sub. Notes(a)	4.600	03/09/26	300	316,182
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800	06/09/23	265	270,434
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	80	80,353
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150	05/22/45	300	342,208
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.250	01/23/20	150	149,175
Sr. Unsec’d. Notes	3.200	06/15/26	390	381,814
Sr. Unsec’d. Notes	3.882	07/24/38	95	95,855
Sr. Unsec’d. Notes	3.964	11/15/48	145	146,503
Series I, Jr. Sub. Notes	7.900	12/29/49	200	202,750
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	300	306,531
Sr. Unsec’d. Notes, MTN	3.971	07/22/38	235	239,403
Series H, Jr. Sub. Notes	5.450	07/29/49	250	256,250
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373	01/05/24	200	198,480
UBS Group Funding AG (Switzerland), Gtd. Notes, 144A	4.125	04/15/26	90	92,672
Wells Fargo Bank NA, Sr. Unsec’d. Notes	2.400	01/15/20	300	299,335

				4,830,954

Biotechnology 2.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.650	05/11/22	160	157,616
Baxalta, Inc., Gtd. Notes	2.000	06/22/18	45	44,957
Biogen, Inc., Sr. Unsec’d. Notes	4.050	09/15/25	215	223,193
Celgene Corp., Sr. Unsec’d. Notes	4.625	05/15/44	100	105,223
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500	09/01/23	30	29,222

				560,211

Building Materials 0.3%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	75	81,254

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals 1.8%
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	50	$52,636
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375	11/15/42	175	182,787
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600	08/15/22	49	49,973
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55	150	156,023
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43	20	21,717

				463,136

Commercial Services 0.9%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/11	50	51,671
Equifax, Inc., Sr. Unsec’d. Notes	2.300	06/01/21	10	9,793
Total System Services, Inc., Sr. Unsec’d. Notes	3.800	04/01/21	100	101,892
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48	75	72,049

				235,405

Computers 1.5%
Apple, Inc., Sr. Unsec’d. Notes	4.650	02/23/46	100	113,725
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	160	161,414
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850	10/05/18	105	105,480

				380,619

Diversified Financial Services 0.4%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	100	99,515

Electric 10.9%
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	115,032
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000	05/15/21	190	185,500
Dominion Energy, Inc., Jr. Sub. Notes	2.579	07/01/20	135	133,994
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	76,561
Duke Energy Progress LLC, First Mortgage	4.150	12/01/44	200	213,091
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	40	39,087
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	94,996
Entergy Mississippi, Inc., First Mortgage	2.850	06/01/28	40	37,900
Eversource Energy, Series K, Sr. Unsec’d. Notes	2.750	03/15/22	95	93,994
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	3.900	07/15/27	75	75,770
Florida Power & Light Co., First Mortgage	3.700	12/01/47	240	241,691
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	20,826
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.800	01/15/23	120	118,333
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes	4.000	12/01/46	25	24,388
Sr. Unsec’d. Notes	4.450	04/15/42	100	103,631

See Notes to Financial Statements.

Prudential Corporate Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
PacifiCorp, First Mortgage	3.350%	07/01/25	270	$272,366
PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	100	109,321
PSEG Power LLC, Gtd. Notes	3.000	06/15/21	60	60,102
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	75	74,446
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	401,966
RGS AEGCO Funding Corp., Series F, Sec’d. Notes	9.820	12/07/22	48	52,049
San Diego Gas & Electric Co., First Mortgage	4.300	04/01/42	75	81,232
Sierra Pacific Power Co., General Ref. Mortgage	2.600	05/01/26	70	66,416
Westar Energy, Inc., First Mortgage	5.100	07/15/20	100	105,787

				2,798,479

Foods 1.0%
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	55	53,770
Gtd. Notes	5.000	07/15/35	50	54,259
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26	35	32,053
Sr. Unsec’d. Notes	2.800	08/01/22	10	9,875
Sr. Unsec’d. Notes	5.150	08/01/43	60	63,498
Sysco Corp., Gtd. Notes	3.250	07/15/27	45	44,230

				257,685

Forest Products & Paper 1.1%
International Paper Co., Sr. Unsec’d. Notes	5.000	09/15/35	250	280,253

Gas 0.4%
NiSource, Inc., Sr. Unsec’d. Notes	2.650	11/17/22	110	107,786

Healthcare-Products 1.2%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	135	134,577
Baxter International, Inc., Sr. Unsec’d. Notes	3.500	08/15/46	110	99,420
Becton, Dickinson & Co., Sr. Unsec’d. Notes	2.404	06/05/20	75	74,236

				308,233

Healthcare-Services 4.0%
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	200	214,697
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600	02/01/25	250	250,904
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	83,438
Unsec’d. Notes	4.000	11/15/47	80	81,195

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	250	$249,483
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	137,176

				1,016,893

Household Products/Wares 0.7%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375	06/24/22	200	193,269

Housewares 0.5%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.000	12/01/24	100	101,730
Sr. Unsec’d. Notes	4.200	04/01/26	20	20,388

				122,118

Insurance 6.0%
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	150	146,777
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	100	114,252
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125	03/15/26	125	123,497
CNA Financial Corp., Sr. Unsec’d. Notes	3.450	08/15/27	100	96,768
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000	06/01/21	500	529,170
Markel Corp., Sr. Unsec’d. Notes	5.350	06/01/21	500	532,216

				1,542,680

Media 4.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384	10/23/35	180	209,089
Comcast Corp.,
Gtd. Notes	3.150	03/01/26	90	88,565
Gtd. Notes	3.375	08/15/25	325	326,953
Discovery Communications LLC, Gtd. Notes	4.950	05/15/42	100	98,541
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes	3.500	06/15/22	100	99,887
Sr. Unsec’d. Notes	3.950	06/15/25	28	28,049
Time Warner, Inc., Gtd. Notes	3.875	01/15/26	200	199,480
Viacom, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	150	153,926

				1,204,490

Mining 0.9%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.700	05/30/41	50	60,756
Gtd. Notes	7.500	09/15/38	75	103,544
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	09/30/43	50	60,122

				224,422

See Notes to Financial Statements.

Prudential Corporate Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.2%
Textron, Inc., Sr. Unsec’d. Notes	4.000%	03/15/26	45	$46,232

Office/Business Equipment 1.1%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.625	09/15/20	100	99,500
Xerox Corp., Sr. Unsec’d. Notes	3.625	03/15/23	175	172,749

				272,249

Oil & Gas 5.7%
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	250	250,818
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.588	04/14/27	100	101,670
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500	02/15/37	100	126,432
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	120	127,616
Sr. Unsec’d. Notes	5.700	10/15/19	240	250,896
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	50	54,465
Devon Energy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/21	100	103,099
Sr. Unsec’d. Notes	5.000	06/15/45	55	61,215
Sr. Unsec’d. Notes	5.600	07/15/41	15	17,682
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950	04/15/22	90	92,379
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050	11/15/44	100	110,151
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.999	01/27/28	65	65,543
Shell International Finance BV (Netherlands), Gtd. Notes	4.375	05/11/45	85	93,161

				1,455,127

Pharmaceuticals 5.5%
Allergan Funding SCS, Gtd. Notes	3.800	03/15/25	350	351,421
Express Scripts Holding Co., Gtd. Notes	3.050	11/30/22	300	296,573
Johnson & Johnson, Sr. Unsec’d. Notes	3.400	01/15/38	95	94,153
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	3.000	11/15/20	100	100,789
Mylan NV, Gtd. Notes	3.000	12/15/18	200	200,908
Pfizer, Inc., Sr. Unsec’d. Notes	4.125	12/15/46	80	85,476
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21	180	175,765
Gtd. Notes	3.200	09/23/26	100	95,803

				1,400,888

Pipelines 4.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	3.500	12/01/22	35	34,987

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750%	09/30/21	250	$260,075
Enterprise Products Operating LLC,
Gtd. Notes	4.850	03/15/44	100	109,765
Gtd. Notes	4.900	05/15/46	150	166,164
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	80	80,708
Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	3.605	02/15/25	350	352,302
Williams Partners LP,
Sr. Unsec’d. Notes	4.300	03/04/24	200	208,370
Sr. Unsec’d. Notes	5.100	09/15/45	30	33,107

				1,245,478

Real Estate Investment Trusts (REITs) 2.9%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650	06/15/24	75	73,531
DDR Corp., Sr. Unsec’d. Notes	4.700	06/01/27	100	104,345
Digital Realty Trust LP, Gtd. Notes	3.400	10/01/20	50	50,764
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	75	75,718
Realty Income Corp., Sr. Unsec’d. Notes	4.125	10/15/26	200	206,091
Welltower, Inc., Sr. Unsec’d. Notes	4.500	01/15/24	230	242,458

				752,907

Retail 1.3%
CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	100	111,783
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.500	09/15/56	25	23,514
Sr. Unsec’d. Notes	4.250	04/01/46	100	108,845
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.625	12/15/47	80	82,001

				326,143

Semiconductors 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875	01/15/27	75	72,988

Shipbuilding 0.4%
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A	3.483	12/01/27	100	98,676

Software 2.9%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	250	256,670
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56	140	144,816
Sr. Unsec’d. Notes	4.000	02/12/55	25	26,016
Sr. Unsec’d. Notes	4.500	02/06/57	80	91,655

See Notes to Financial Statements.

Prudential Corporate Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes	2.400%	09/15/23	75	$72,650
Sr. Unsec’d. Notes	3.800	11/15/37	40	41,014
Sr. Unsec’d. Notes	4.000	07/15/46	115	118,819

				751,640

Telecommunications 2.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	08/14/24	130	129,993
Sr. Unsec’d. Notes	5.150	03/15/42	230	234,564
Sr. Unsec’d. Notes	5.300	08/14/58	30	30,320
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	15	15,379
Sr. Unsec’d. Notes	5.012	04/15/49	190	201,055

				611,311

Textiles 0.4%
Cintas Corp. No. 2, Gtd. Notes	3.700	04/01/27	100	101,777

Transportation 0.4%
FedEx Corp., Gtd. Notes	4.500	02/01/65	100	97,065

TOTAL CORPORATE BONDS (cost $23,035,323)				23,397,509

MUNICIPAL BONDS 0.8%

Texas 0.6%
Permanent University Fund - University of Texas System, Revenue Bonds	3.376	07/01/47	150	144,900

Virginia 0.2%
University of Virginia, Revenue Bonds	4.179	09/01/2117	50	50,025

TOTAL MUNICIPAL BONDS (cost $200,000)				194,925

SOVEREIGN BOND 0.8%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost $180,180)	4.600	01/23/46	200	195,500

TOTAL LONG-TERM INVESTMENTS (cost $24,527,964)				24,875,658

See Notes to Financial Statements.

20

Description	Shares	Value
SHORT-TERM INVESTMENTS 3.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	319,763	$319,763
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $678,052; includes $677,475 of cash collateral for securities on loan)(b)(w)	677,986	678,053

TOTAL SHORT-TERM INVESTMENTS (cost $997,815)		997,816

TOTAL INVESTMENTS 101.0% (cost $25,525,779)		25,873,474

Liabilities in excess of other assets(z) (1.0)%		(263,950)

NET ASSETS 100.0%		$25,609,524

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $666,979; cash collateral of $677,475 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Prudential Corporate Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
2	2 Year U.S. Treasury Notes	Mar. 2018	$426,469	$(2,547)
25	5 Year U.S. Treasury Notes	Mar. 2018	2,867,773	(25,367)
11	20 Year U.S. Treasury Bonds	Mar. 2018	1,625,938	(59,141)

				(87,055)

	Short Positions:
15	10 Year U.S. Treasury Notes	Mar. 2018	1,823,672	25,547
17	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	2,752,938	66,195

				91,742

				$4,687

Cash of $200,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at January 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

22

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$1,087,724	$—
Corporate Bonds	—	23,397,509	—
Municipal Bonds	—	194,925	—
Sovereign Bond	—	195,500	—
Affiliated Mutual Funds	997,816	—	—
Other Financial Instruments*
Futures Contracts	4,687	—	—

Total	$1,002,503	$24,875,658	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Banks	18.9%
Electric	10.9
Insurance	6.0
Oil & Gas	5.7
Pharmaceuticals	5.5
Pipelines	4.8
Media	4.7
Commercial Mortgage-Backed Securities	4.2
Healthcare-Services	4.0
Affiliated Mutual Funds (including 2.6% of collateral for securities on loan)	3.9
Real Estate Investment Trusts (REITs)	2.9
Software	2.9
Auto Manufacturers	2.7
Telecommunications	2.4
Biotechnology	2.2
Chemicals	1.8
Computers	1.5
Retail	1.3
Healthcare-Products	1.2
Agriculture	1.2
Office/Business Equipment	1.1
Forest Products & Paper	1.1
Foods	1.0%
Commercial Services	0.9
Mining	0.9
Airlines	0.8
Sovereign Bond	0.8
Municipal Bonds	0.8
Household Products/Wares	0.7
Aerospace & Defense	0.5
Housewares	0.5
Gas	0.4
Auto Parts & Equipment	0.4
Textiles	0.4
Diversified Financial Services	0.4
Shipbuilding	0.4
Transportation	0.4
Building Materials	0.3
Semiconductors	0.3
Miscellaneous Manufacturing	0.2

101.0
Liabilities in excess of other assets	(1.0)

100.0%

See Notes to Financial Statements.

Prudential Corporate Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker— variation margin futures	$91,742	*	Due from/to broker— variation margin futures	$87,055	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(3,498)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$3,195

See Notes to Financial Statements.

24

For the six months ended January 31, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$4,978,560	$3,918,928

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$666,979	$(666,979)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	25

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Investments at value, including securities on loan of $666,979:
Unaffiliated investments (cost $24,527,964)	$24,875,658
Affiliated investments (cost $997,815)	997,816
Deposit with broker for futures	200,000
Interest receivable	225,747
Receivable for Fund shares sold	145,255
Receivable for investments sold	14,760
Due from Manager	9,667
Prepaid expenses	554

Total assets	26,469,457

Liabilities
Payable to broker for collateral for securities on loan	677,475
Payable for Fund shares reacquired	91,119
Accrued expenses and other liabilities	34,822
Custodian and accounting fees payable	18,597
Audit fee payable	18,452
Due to broker—variation margin futures	15,313
Dividends payable	2,053
Distribution fee payable	1,327
Affiliated transfer agent fee payable	775

Total liabilities	859,933

Net Assets	$25,609,524

Net assets were comprised of:
Shares of beneficial interest, at par	$2,286
Paid-in capital in excess of par	25,885,770

25,888,056
Undistributed net investment income	40,732
Accumulated net realized loss on investment transactions	(671,646)
Net unrealized appreciation on investments	352,382

Net assets, January 31, 2018	$25,609,524

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share, ($2,186,389 ÷ 194,790 shares of beneficial interest issued and outstanding)	$11.22
Maximum sales charge (4.50% of offering price)	0.53

Maximum offering price to public	$11.75

Class C
Net asset value, offering price and redemption price per share, ($1,039,352 ÷ 92,809 shares of beneficial interest issued and outstanding)	$11.20

Class Q
Net asset value, offering price and redemption price per share, ($11,127 ÷ 993.5 shares of beneficial interest issued and outstanding)	$11.20

Class R
Net asset value, offering price and redemption price per share, ($10,981 ÷ 980.5 shares of beneficial interest issued and outstanding)	$11.20

Class Z
Net asset value, offering price and redemption price per share, ($22,361,675 ÷ 1,996,727 shares of beneficial interest issued and outstanding)	$11.20

See Notes to Financial Statements.

Prudential Corporate Bond Fund	27

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Income
Interest income	$428,662
Affiliated dividend income	2,887
Income from securities lending, net (including affiliated income of $96)	192

Total income	431,741

Expenses
Management fee	55,100
Distribution fee(a)	8,193
Registration fees(a)	35,383
Custodian and accounting fees	34,556
Audit fee	18,046
Shareholders’ reports	15,060
Transfer agent’s fees and expenses (including affiliated expense of $2,010)(a)	12,433
Legal fees and expenses	10,323
Trustees’ fees	5,351
Miscellaneous	5,830

Total expenses	200,275
Less: Management fee waiver and/or expense reimbursement(a)	(124,739)
Distribution fee waiver(a)	(14)

Net expenses	75,522

Net investment income (loss)	356,219

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(68))	21,067
Futures transactions	(3,498)

17,569

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $68)	(198,604)
Futures	3,195

(195,409)

Net gain (loss) on investment transactions	(177,840)

Net Increase (Decrease) In Net Assets Resulting From Operations	$178,379

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Q	Class R	Class Z
Distribution fee	2,610	5,541	—	42	—
Registration fees	6,931	6,581	7,136	6,844	7,891
Transfer Agency fees and expenses	2,032	655	24	17	9,705
Including affiliated expenses	1,200	179	13	13	605
Management fee waiver and/or expense reimbursement	(15,547)	(10,781)	(7,194)	(6,897)	(84,320)
Distribution fee waiver	—	—	—	(14)	—

See Notes to Financial Statements.

28

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$356,219	$711,025
Net realized gain (loss) on investment transactions	17,569	123,833
Net change in unrealized appreciation (depreciation) on investments	(195,409)	(464,187)

Net increase (decrease) in net assets resulting from operations	178,379	370,671

Dividends from net investment income
Class A	(30,574)	(40,323)
Class C	(12,071)	(22,930)
Class Q	(177)	(348)
Class R	(149)	(291)
Class Z	(338,058)	(683,524)

	(381,029)	(747,416)

Fund share transactions
Net proceeds from shares sold	5,873,459	8,985,915
Net asset value of shares issued in reinvestment of dividends and distributions	369,748	723,795
Cost of shares reacquired	(3,219,014)	(11,450,567)

Net increase (decrease) in net assets from Fund share transactions	3,024,193	(1,740,857)

Total increase (decrease)	2,821,543	(2,117,602)

Net Assets:

Beginning of period	22,787,981	24,905,583

End of period(a)	$25,609,524	$22,787,981

(a) Includes undistributed/(distributions in excess) of net investment income of:	$40,732	$65,542

See Notes to Financial Statements.

Prudential Corporate Bond Fund	29

Notes to Financial Statements (unaudited)

The Target Portfolio Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Trust currently consists of three series: Prudential Corporate Bond Fund, Prudential Core Bond Fund and Prudential QMA Small-Cap Value Fund. These financial statements relate to the Prudential Corporate Bond Fund (the “Fund”).

The investment objective of the Fund is high current income consistent with the preservation of principal.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale

30

price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities

Prudential Corporate Bond Fund	31

Notes to Financial Statements (unaudited) (continued)

are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

32

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the

Prudential Corporate Bond Fund	33

Notes to Financial Statements (unaudited) (continued)

value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the exdate. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include Distribution fees and Distribution fee waivers, and effective August 1, 2017, Transfer Agent’s fees and expenses, Registration fees and Management fee waivers. Prior to August 1, 2017 Transfer Agent’s fees and expenses, Registration fees and Management fee waivers were not designated as class specific

34

expenses and were allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Prudential Corporate Bond Fund	35

Notes to Financial Statements (unaudited) (continued)

The management fee paid to PGIM Investments is based on an annual rate of 0.45% of the Fund’s average daily net assets up to and including $5 billion; and 0.425% on average daily net assets exceeding $5 billion. The management fee rate before any waivers and/or expense reimbursements was 0.45% for the six months ended January 31, 2018. The management fee waiver and/or expense reimbursement exceeded the management fee for the six months ended January 31, 2018.

PGIM Investments has contractually agreed through November 30, 2018, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.80% of average daily net assets for Class A shares, 1.55% of average daily net assets for Class C shares, 0.55% of average daily net assets for Class Q shares, 1.05% of average daily net assets for Class R shares and 0.55% of average daily net assets for Class Z shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1% and 0.75% of the average daily net assets of the Class A, C and R shares, respectively. PIMS has contractually agreed through November 30, 2018 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $3,021 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2018. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2018, it received $153 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

36

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended January 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended January 31, 2018, PGIM, Inc. was compensated $125 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended January 31, 2018, were $6,483,512 and $3,995,417, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2018 were as follows:

Tax Basis	$25,603,586

Gross Unrealized Appreciation	464,471
Gross Unrealized Depreciation	(189,896)

Net Unrealized Appreciation	$274,575

The book basis may differ from tax basis due to certain tax-related adjustments.

Prudential Corporate Bond Fund	37

Notes to Financial Statements (unaudited) (continued)

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2017 of approximately $610,000 which can be carried forward for an unlimited period. The fund had a capital loss carryforward of approximately $958,000 which has expired unused during the fiscal year ended July 31, 2017. The Fund utilized approximately $116,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended July 31, 2017. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of January 31, 2018, Prudential owned 994 Class Q shares and 981 Class R shares of the Fund.

At reporting period end, three shareholders of record held 78% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

38

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2018:
Shares sold	64,354	$727,712
Shares issued in reinvestment of dividends and distributions	2,579	29,167
Shares reacquired*	(29,919)	(338,350)

Net increase (decrease) in shares outstanding before conversion	37,014	418,529
Shares issued upon conversion into other share class(es)	(1,439)	(16,219)

Net increase (decrease) in shares outstanding	35,575	$402,310

Year ended July 31, 2017:
Shares sold	130,815	$1,463,656
Shares issued in reinvestment of dividends and distributions	3,414	38,209
Shares reacquired	(43,180)	(479,305)

Net increase (decrease) in shares outstanding before conversion	91,049	1,022,560
Shares reacquired upon conversion into other share class(es)	(3,587)	(39,847)

Net increase (decrease) in shares outstanding	87,462	$982,713

Class C
Six months ended January 31, 2018:
Shares sold	16,162	$182,567
Shares issued in reinvestment of dividends and distributions	992	11,192
Shares reacquired**	(21,340)	(241,218)

Net increase (decrease) in shares outstanding	(4,186)	$(47,459)

Year ended July 31, 2017:
Shares sold	61,586	$685,900
Shares issued in reinvestment of dividends and distributions	1,868	20,845
Shares reacquired	(32,511)	(359,336)

Net increase (decrease) in shares outstanding	30,943	$347,409

Class Q
Six months ended January 31, 2018:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	15.5	178

Net increase (decrease) in shares outstanding	15.5	$178

Year ended July 31, 2017:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	31	348

Net increase (decrease) in shares outstanding	31	$348

Class R
Six months ended January 31, 2018:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	13	149

Net increase (decrease) in shares outstanding	13	$149

Year ended July 31, 2017:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	26	291

Net increase (decrease) in shares outstanding	26	$291

Prudential Corporate Bond Fund	39

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended January 31, 2018:
Shares sold	440,581	$4,963,180
Shares issued in reinvestment of dividends and distributions	29,169	329,062
Shares reacquired	(234,029)	(2,639,446)

Net increase (decrease) in shares outstanding before conversion	235,721	2,652,796
Shares issued upon conversion from other share class(es)	1,443	16,219

Net increase (decrease) in shares outstanding	237,164	$2,669,015

Year ended July 31, 2017:
Shares sold	611,442	$6,836,359
Shares issued in reinvestment of dividends and distributions	59,423	664,102
Shares reacquired	(954,080)	(10,611,926)

Net increase (decrease) in shares outstanding before conversion	(283,215)	(3,111,465)
Shares issued upon conversion from other share class(es)	3,600	39,847

Net increase (decrease) in shares outstanding	(279,615)	$(3,071,618)

*	Includes affiliated redemption of 973 shares with a value of $11,040 for Class A shares.
**	Includes affiliated redemption of 957 shares with a value of $10,835 for Class C shares.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the six months ended January 31, 2018.

40

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,		May 28, 2015(b) through July 31,
	2018		2017	2016	2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.32		$11.46	$10.76	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.32	0.29	0.04
Net realized and unrealized gain (loss) on investments	(0.09)		(0.13)	0.71	(0.17)
Total from investment operations	0.07		0.19	1.00	(0.13)
Less dividends from net investment income	(0.17)		(0.33)	(0.30)	(0.05)
Net asset value, end of period	$11.22		$11.32	$11.46	$10.76
Total Return(a):	0.59%		1.77%	9.49%	(1.19)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,186		$1,802	$822	$71
Average net assets (000)	$2,071		$1,339	$269	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80%	(e)	0.80%	0.94%	0.98%	(e)
Expenses before waivers and/or expense reimbursement	2.29%	(e)	1.92%	1.77%	2.23%	(e)
Net investment income (loss)	2.72%	(e)	2.88%	2.64%	2.24%	(e)
Portfolio turnover rate	37%	(f)	90%	165%	1,221%	(f)(g)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying fund in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	41

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,		May 28, 2015(b) through July 31,
	2018		2017	2016	2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.29		$11.43	$10.75	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.24	0.20	0.03
Net realized and unrealized gain (loss) on investments	(0.08)		(0.13)	0.70	(0.18)
Total from investment operations	0.03		0.11	0.90	(0.15)
Less dividends from net investment income	(0.12)		(0.25)	(0.22)	(0.04)
Net asset value, end of period	$11.20		$11.29	$11.43	$10.75
Total Return(a):	0.30%		1.01%	8.51%	(1.41)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,039		$1,095	$755	$15
Average net assets (000)	$1,099		$1,014	$369	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.55%	(e)	1.55%	1.73%	1.87%	(e)
Expenses before waivers and/or expense reimbursement	3.50%	(e)	2.66%	2.56%	2.97%	(e)
Net investment income (loss)	1.97%	(e)	2.12%	1.84%	1.48%	(e)
Portfolio turnover rate	37%	(f)	90%	165%	1,221%	(f)(g)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying fund in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

42

Class Q Shares
	Six Months Ended January 31,		Year Ended July 31,		May 28, 2015(b) through July 31,
	2018		2017	2016	2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.29		$11.43	$10.75	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.35	0.30	0.04
Net realized and unrealized gain (loss) on investments	(0.08)		(0.13)	0.71	(0.18)
Total from investment operations	0.09		0.22	1.01	(0.14)
Less dividends from net investment income	(0.18)		(0.36)	(0.33)	(0.05)
Net asset value, end of period	$11.20		$11.29	$11.43	$10.75
Total Return(a):	0.80%		2.02%	9.57%	(1.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$11	$11	$10
Average net assets (000)	$11		$11	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.55%	(e)	0.55%	0.79%	0.87%	(e)
Expenses before waivers and/or expense reimbursement	129.03%	(e)	1.53%	1.28%	1.88%	(e)
Net investment income (loss)	2.96%	(e)	3.10%	2.80%	2.39%	(e)
Portfolio turnover rate	37%	(f)	90%	165%	1,221%	(f)(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying fund in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	43

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,		May 28, 2015(b) through July 31,
	2018		2017	2016	2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.29		$11.43	$10.75	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.29	0.25	0.03
Net realized and unrealized gain (loss) on investments	(0.08)		(0.12)	0.70	(0.17)
Total from investment operations	0.06		0.17	0.95	(0.14)
Less dividends from net investment income	(0.15)		(0.31)	(0.27)	(0.05)
Net asset value, end of period	$11.20		$11.29	$11.43	$10.75
Total Return(a):	0.55%		1.51%	9.04%	(1.32)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$11	$11	$10
Average net assets (000)	$11		$11	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05%	(e)	1.05%	1.29%	1.36%	(e)
Expenses before waivers and/or expense reimbursement	125.92%	(e)	2.42%	2.12%	2.77%	(e)
Net investment income (loss)	2.49%	(e)	2.59%	2.32%	1.91%	(e)
Portfolio turnover rate	37%	(f)	90%	165%	1,221%	(f)(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying fund in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,				Nine Months Ended July 31,		Year Ended October 31,
	2018(g)		2017(g)	2016(g)	2015(g)(h)		2014(f)		2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.29		$11.43	$10.76	$10.69		$10.50		$10.83	$10.68
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.34	0.30	0.09		0.05		0.15	0.29
Net realized and unrealized gain (loss) on investments	(0.08)		(0.12)	0.70	0.11		0.21		(0.26)	0.20
Total from investment operations	0.09		0.22	1.00	0.20		0.26		(0.11)	0.49
Less dividends from net investment income	(0.18)		(0.36)	(0.33)	(0.13)		(0.07)		(0.22)	(0.34)
Net asset value, end of period	$11.20		$11.29	$11.43	$10.76		$10.69		$10.50	$10.83
Total Return(a):	0.80%		2.02%	9.47%	1.83%		2.47%		(0.97)%	4.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,362		$19,869	$23,307	$44,174		$43,879		$42,218	$43,605
Average net assets (000)	$21,097		$21,149	$33,438	$44,354		$42,666		$43,290	$42,171
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	0.55%	(d)	0.55%	0.82%	0.91%		0.99%	(d)	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	1.34%	(d)	1.64%	1.27%	1.10%		0.99%	(d)	0.93%	0.93%
Net investment income (loss)	2.98%	(d)	3.07%	2.79%	0.78%		0.65%	(d)	1.39%	2.70%
Portfolio turnover rate	37%	(e)	90%	165%	1,221%	(c)	936%	(c)(e)	990% (c)	847%	(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Fund invests.
(c)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(g)	Calculated based upon average shares outstanding during the period.
(h)	Class T shares were renamed Class Z shares effective May 28, 2015.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	45

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Corporate Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CORPORATE BOND FUND

SHARE CLASS	A	C	Q	R	Z
NASDAQ	PCWAX	PCWCX	PCWQX	PCWRX	TGMBX
CUSIP	875921694	875921686	875921678	875921660	875921702

MF229E2

PRUDENTIAL QMA SMALL-CAP VALUE FUND

SEMIANNUAL REPORT

JANUARY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential QMA Small-Cap Value Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date, new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential QMA Small-Cap Value Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Small-Cap Value Fund informative and useful. The report covers performance for the six-month period ended January 31, 2018.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Small-Cap Value Fund

March 15, 2018

Prudential QMA Small-Cap Value Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18 (without sales charges)	Average Annual Total Returns as of 1/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	9.03	2.36	N/A	N/A	8.03 (2/14/14)
Class C	8.60	6.53	N/A	N/A	9.48 (6/19/15)
Class R	8.95	8.13	12.13	9.45	—
Class Z	9.20	8.64	12.70	10.00	—
Class R2	N/A	N/A	N/A	N/A	0.29* (12/28/17)
Class R4	N/A	N/A	N/A	N/A	0.29* (12/28/17)
Class Q	9.21	8.70	N/A	N/A	11.32 (9/25/14)
Russell 2000 Value Index	7.90	9.95	11.98	8.76	—
Russell 2000 Index	11.23	17.18	13.33	9.76	—
Lipper Small-Cap Value Funds Average	9.74	10.81	10.96	8.58	—

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A*	Class C*	Class R*	Class Z*	Class R2	Class R4	Class Q**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” in the front of this report for more information.

**Class Q shares will be renamed as Class R6 shares effective June 11, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” in the front of this report for more information.

Benchmark Definitions

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have lower price-to-earnings ratios, higher dividend yields, and lower forecasted growth rates.
The average annual total returns for the Index measured from the month-end closest to the inception date through 1/31/18 are 9.60% for Class A, 11.37% for Class C, and 11.93% for Class Q.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000® Index. It gives an indication of how stock prices of smaller companies have performed. The

Prudential QMA Small-Cap Value Fund	9

Your Fund’s Performance (continued)

average annual total returns for the Index measured from the month-end closest to the inception date through 1/31/18 are 10.14% for Class A, 10.76% for Class C, and 12.86% for Class Q.

Lipper Small-Cap Value Funds Average

Lipper Small-Cap Value Funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s US Diversified Equity small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and a three-year sales-per-share growth rate, compared to the S&P SmallCap 600 Index. The average annual total return for the Average measured from the month-end closest to the inception date through 1/31/18 are 8.01% for Class A, 9.56% for Class C, and 9.63% for Class Q.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/18 (%)
MGIC Investment Corp., Thrifts & Mortgage Finance	1.3
Radian Group, Inc., Thrifts & Mortgage Finance	1.2
Cathay General Bancorp, Banks	1.1
SkyWest, Inc., Airlines	1.1
Washington Federal, Inc., Thrifts & Mortgage Finance	1.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/18 (%)
Banks	17.3
Equity Real Estate Investment Trusts (REITs)	8.7
Thrifts & Mortgage Finance	7.8
Specialty Retail	6.3
Auto Components	4.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential QMA Small-Cap Value Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Small-Cap Value Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,090.30	1.04%	$5.48
	Hypothetical	$1,000.00	$1,019.96	1.04%	$5.30
Class C	Actual	$1,000.00	$1,086.00	1.86%	$9.78
	Hypothetical	$1,000.00	$1,015.83	1.86%	$9.45
Class R	Actual	$1,000.00	$1,089.50	1.26%	$6.64
	Hypothetical	$1,000.00	$1,018.85	1.26%	$6.41
Class Z	Actual	$1,000.00	$1,092.00	0.69%	$3.64
	Hypothetical	$1,000.00	$1,021.73	0.69%	$3.52
Class R2**	Actual	$1,000.00	$1,002.90	1.14%	$0.61
	Hypothetical	$1,000.00	$1,019.46	1.14%	$5.80
Class R4**	Actual	$1,000.00	$1,002.90	0.89%	$0.59
	Hypothetical	$1,000.00	$1,020.72	0.89%	$4.53
Class Q	Actual	$1,000.00	$1,092.10	0.64%	$3.37
	Hypothetical	$1,000.00	$1,022.03	0.64%	$3.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2018, and divided by the 365 days in the Fund's fiscal year ending July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 34-day period ended January 31, 2018, due to the class’ inception date of December 28, 2017.

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Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS 99.6%

Aerospace & Defense 0.5%
Esterline Technologies Corp.*	6,500	$478,075
Triumph Group, Inc.(a)	132,400	3,859,460
Vectrus, Inc.*	122,600	3,727,040

		8,064,575

Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.*	216,228	12,173,636

Airlines 1.5%
Allegiant Travel Co.(a)	8,200	1,305,850
Hawaiian Holdings, Inc.(a)	126,700	4,732,245
SkyWest, Inc.	319,068	17,788,041

		23,826,136

Auto Components 4.1%
American Axle & Manufacturing Holdings, Inc.*(a)	492,900	8,699,685
Cooper-Standard Holdings, Inc.*	99,300	12,371,787
Dana, Inc.	506,100	16,696,239
Modine Manufacturing Co.*	76,000	1,774,600
Shiloh Industries, Inc.*	15,400	114,730
Stoneridge, Inc.*	266,000	6,474,440
Superior Industries International, Inc.(a)	88,900	1,497,965
Tenneco, Inc.	138,700	8,045,987
Tower International, Inc.	328,989	9,935,468

		65,610,901

Banks 17.3%
Arrow Financial Corp.	47,334	1,552,555
Associated Banc-Corp.	241,900	5,987,025
Banc of California, Inc.(a)	80,000	1,576,000
Banco Latinoamericano de Comercio Exterior SA (Panama), (Class E Stock)	257,911	7,654,798
Bank of Marin Bancorp	31,562	2,168,309
BankUnited, Inc.	153,200	6,287,328
Berkshire Hills Bancorp, Inc.	332,004	12,599,552
Boston Private Financial Holdings, Inc.	61,000	939,400
Bridge Bancorp, Inc.	38,100	1,306,830
Camden National Corp.	101,926	4,327,778
Cathay General Bancorp	410,600	17,959,644
CenterState Bank Corp.	12,600	327,474
Citizens & Northern Corp.	22,616	538,261
CNB Financial Corp.	57,499	1,548,448
Community Trust Bancorp, Inc.	118,066	5,584,522

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Customers Bancorp, Inc.*(a)	348,030	$10,667,120
Eagle Bancorp, Inc.*	8,900	560,700
Enterprise Financial Services Corp.	244,780	11,908,547
Fidelity Southern Corp.	254,793	6,104,840
Financial Institutions, Inc.	191,928	5,978,557
First Business Financial Services, Inc.	19,500	477,165
First Commonwealth Financial Corp.(a)	53,700	777,039
First Community Bancshares, Inc.	56,234	1,556,557
First Financial Bancorp(a)	200,651	5,718,554
First Financial Corp.	95,459	4,419,752
First Hawaiian, Inc.(a)	18,400	531,760
First Interstate BancSystem, Inc., (Class A Stock)	109,200	4,570,020
Franklin Financial Network, Inc.*	13,800	445,050
Fulton Financial Corp.	254,200	4,626,440
Great Southern Bancorp, Inc.	76,863	3,900,797
Great Western Bancorp, Inc.	291,800	12,299,370
Hanmi Financial Corp.(a)	183,078	5,766,957
Heartland Financial USA, Inc.	261,850	13,917,327
Hilltop Holdings, Inc.	333,503	8,734,444
Home BancShares, Inc.(a)	29,000	696,290
Hope Bancorp, Inc.	734,916	13,992,801
Horizon Bancorp	69,654	2,120,964
IBERIABANK Corp.	68,881	5,820,445
International Bancshares Corp.	395,382	16,408,353
Lakeland Bancorp, Inc.	98,327	1,976,373
MidWestOne Financial Group, Inc.	21,262	703,347
OFG Bancorp (Puerto Rico)	62,600	713,640
Old National Bancorp(a)	591,643	10,235,424
PacWest Bancorp	123,300	6,464,619
Peapack Gladstone Financial Corp.	49,279	1,750,390
QCR Holdings, Inc.	4,300	188,555
S&T Bancorp, Inc.(a)	189,163	7,634,619
Sandy Spring Bancorp, Inc.	20,500	775,310
Simmons First National Corp., (Class A Stock)	35,600	2,095,060
South State Corp.	6,200	549,320
TCF Financial Corp.	186,400	3,998,280
TriCo Bancshares	88,050	3,256,089
United Community Banks, Inc.	227,000	7,191,360
Univest Corp. of Pennsylvania	21,800	610,400
Valley National Bancorp(a)	526,300	6,615,591
WesBanco, Inc.(a)	202,548	8,306,493
West Bancorporation, Inc.	62,559	1,601,510

		277,024,153

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology 0.8%
AMAG Pharmaceuticals, Inc.*(a)	121,100	$1,737,785
Eagle Pharmaceuticals, Inc.*(a)	131,700	7,871,709
PDL BioPharma, Inc.*	632,500	1,745,700
United Therapeutics Corp.*	15,400	1,986,600

		13,341,794

Building Products 0.0%
Caesarstone Ltd.*	28,200	597,840

Capital Markets 3.5%
Arlington Asset Investment Corp., (Class A Stock)(a)	135,196	1,419,558
Artisan Partners Asset Management, Inc., (Class A Stock)	34,900	1,366,335
INTL. FCStone, Inc.*	66,900	2,910,150
Moelis & Co., (Class A Stock)	106,300	5,495,710
OM Asset Management PLC	444,300	7,948,527
Piper Jaffray Cos.	123,183	11,369,791
Stifel Financial Corp.(a)	258,700	17,467,424
Waddell & Reed Financial, Inc., (Class A Stock)(a)	387,400	8,910,200

		56,887,695

Chemicals 1.6%
Innophos Holdings, Inc.	118,600	5,487,622
Koppers Holdings, Inc.*	164,600	7,538,680
Minerals Technologies, Inc.	9,100	683,865
Stepan Co.	72,019	5,647,730
Trinseo SA	69,300	5,713,785

		25,071,682

Commercial Services & Supplies 2.8%
ACCO Brands Corp.*	691,141	8,190,021
CECO Environmental Corp.	99,600	451,188
Deluxe Corp.(a)	79,800	5,926,746
Ennis, Inc.	369,556	7,354,164
Essendant, Inc.	216,900	1,962,945
Herman Miller, Inc.	319,100	12,923,550
Quad/Graphics, Inc.	280,471	6,204,019
Steelcase, Inc., (Class A Stock)	40,200	625,110
VSE Corp.	26,300	1,303,165

		44,940,908

Construction & Engineering 0.9%
AECOM*(a)	131,900	5,158,609
Aegion Corp.*	52,693	1,321,540
Argan, Inc.	187,100	8,157,560

		14,637,709

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Consumer Finance 2.1%
Encore Capital Group, Inc.*(a)	195,391	$8,098,957
Enova International, Inc.*	388,605	6,956,029
Nelnet, Inc., (Class A Stock)	201,153	10,482,083
Regional Management Corp.*	79,100	2,243,276
World Acceptance Corp.*(a)	52,100	6,150,405

		33,930,750

Containers & Packaging 0.1%
Owens-Illinois, Inc.*(a)	44,600	1,035,612

Diversified Consumer Services 0.0%
American Public Education, Inc.*	12,200	309,880

Diversified Financial Services 0.0%
Marlin Business Services Corp.	19,000	450,300

Diversified Telecommunication Services 0.9%
Iridium Communications, Inc.*(a)	1,114,898	14,159,205

Electric Utilities 0.8%
IDACORP, Inc.	4,900	422,772
OGE Energy Corp.	41,600	1,339,520
PNM Resources, Inc.	154,100	5,871,210
Portland General Electric Co.	132,500	5,611,375

		13,244,877

Electrical Equipment 0.6%
Atkore International Group, Inc.*	159,400	3,726,772
Regal Beloit Corp.(a)	78,700	6,130,730

		9,857,502

Electronic Equipment, Instruments & Components 2.8%
Jabil, Inc.(a)	48,400	1,230,812
Methode Electronics, Inc.(a)	12,100	494,285
Sanmina Corp.*	365,474	9,557,145
ScanSource, Inc.*	100,100	3,423,420
Tech Data Corp.*	174,600	17,507,142
TTM Technologies, Inc.*(a)	669,000	11,031,810
Vishay Intertechnology, Inc.	102,300	2,245,485

		45,490,099

Energy Equipment & Services 0.6%
McDermott International, Inc.*(a)	1,099,663	9,655,041

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 8.7%
Ashford Hospitality Prime, Inc.	402,279	$3,628,557
Ashford Hospitality Trust, Inc.	1,676,220	10,794,857
Brixmor Property Group, Inc.	315,900	5,127,057
CBL & Associates Properties, Inc.(a)	624,700	3,473,332
Chatham Lodging Trust	306,100	6,856,640
CorEnergy Infrastructure Trust, Inc.	198,815	7,620,579
DDR Corp.	670,800	5,446,896
Franklin Street Properties Corp.	201,300	2,041,182
Government Properties Income Trust	268,600	4,609,176
Hersha Hospitality Trust(a)	494,600	9,174,830
Hospitality Properties Trust	212,800	6,045,648
InfraREIT, Inc.	245,500	4,659,590
iStar, Inc.*	95,900	1,011,745
Lexington Realty Trust	724,877	6,538,390
Mack-Cali Realty Corp.	74,600	1,497,222
MedEquities Realty Trust, Inc.	15,300	167,076
New Senior Investment Group, Inc.	781,000	5,982,460
Pennsylvania Real Estate Investment Trust(a)	61,300	684,108
Ramco-Gershenson Properties Trust(a)	113,800	1,504,436
RLJ Lodging Trust	588,000	13,594,560
Sabra Health Care REIT, Inc.(a)	150,200	2,718,620
Select Income REIT	593,228	13,264,578
Spirit Realty Capital, Inc.	697,000	5,694,490
Washington Prime Group, Inc.(a)	679,300	4,469,794
Xenia Hotels & Resorts, Inc.	558,900	12,407,580

		139,013,403

Food & Staples Retailing 1.3%
Ingles Markets, Inc., (Class A Stock)	206,105	6,925,128
SpartanNash Co.	358,290	8,731,527
United Natural Foods, Inc.*(a)	105,500	5,021,800

		20,678,455

Food Products 0.8%
Dean Foods Co.	74,400	771,528
Fresh Del Monte Produce, Inc.(a)	84,761	4,010,043
Sanderson Farms, Inc.(a)	56,900	7,220,610

		12,002,181

Gas Utilities 0.3%
National Fuel Gas Co.(a)	53,700	2,993,775
Spire, Inc.	14,500	964,250

		3,958,025

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services 1.0%
Acadia Healthcare Co., Inc.*	74,700	$2,545,776
Encompass Health Corp.	246,100	13,023,612
LifePoint Health, Inc.*(a)	7,100	351,095
National HealthCare Corp.	9,000	561,330

		16,481,813

Hotels, Restaurants & Leisure 0.2%
El Pollo Loco Holdings, Inc.*(a)	86,300	867,315
Speedway Motorsports, Inc.	78,589	1,630,722

		2,498,037

Household Durables 3.5%
Beazer Homes USA, Inc.*	236,200	4,379,148
Helen of Troy Ltd.*	145,700	13,571,955
KB Home	244,800	7,716,096
La-Z-Boy, Inc.	161,100	4,857,165
MDC Holdings, Inc.	422,256	14,234,250
Taylor Morrison Home Corp., (Class A Stock)*	462,800	11,769,004

		56,527,618

Independent Power & Renewable Electricity Producers 0.9%
NRG Yield, Inc., (Class C Stock)	734,800	13,887,720

Insurance 3.6%
American Equity Investment Life Holding Co.	485,477	16,020,741
CNO Financial Group, Inc.	574,600	14,129,414
EMC Insurance Group, Inc.	59,050	1,668,163
Employers Holdings, Inc.	277,198	11,753,195
Enstar Group Ltd. (Bermuda)*(a)	4,600	954,960
FBL Financial Group, Inc., (Class A Stock)(a)	83,568	5,816,333
National General Holdings Corp.	85,800	1,717,716
National Western Life Group, Inc., (Class A Stock)(a)	17,800	5,765,420

		57,825,942

IT Services 1.2%
Convergys Corp.	109,831	2,555,767
CSRA, Inc.	148,300	4,935,424
EVERTEC, Inc. (Puerto Rico)	143,400	2,244,210
Sykes Enterprises, Inc.*	94,200	2,922,084
Syntel, Inc.*	15,700	354,035
Travelport Worldwide Ltd.	511,900	6,966,959

		19,978,479

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Leisure Products 0.2%
MCBC Holdings, Inc.*	15,900	$384,303
Nautilus, Inc.*	33,700	433,045
Vista Outdoor, Inc.*(a)	149,400	2,263,410

		3,080,758

Machinery 2.0%
Briggs & Stratton Corp.(a)	45,800	1,107,444
Global Brass & Copper Holdings, Inc.	226,076	7,268,343
Greenbrier Cos., Inc. (The)(a)	186,700	9,363,005
Meritor, Inc.*	43,200	1,178,496
Wabash National Corp.(a)	488,997	12,630,793

		31,548,081

Marine 0.5%
Costamare, Inc. (Monaco)(a)	439,800	2,867,496
Matson, Inc.	143,300	4,902,293

		7,769,789

Media 1.6%
Entercom Communications Corp., (Class A Stock)	384,482	4,248,526
Gannett Co., Inc.(a)	723,100	8,532,580
Gray Television, Inc.*	237,000	3,874,950
Meredith Corp.(a)	5,500	363,770
MSG Networks, Inc., (Class A Stock)*(a)	56,500	1,356,000
Saga Communications, Inc., (Class A Stock)	9,010	356,796
Sinclair Broadcast Group, Inc., (Class A Stock)(a)	184,700	6,852,370

		25,584,992

Metals & Mining 1.9%
Cleveland-Cliffs, Inc.*	775,200	5,310,120
Schnitzer Steel Industries, Inc., (Class A Stock)	315,500	10,790,100
Tahoe Resources, Inc.	676,200	2,968,518
Worthington Industries, Inc.	249,215	11,653,293

		30,722,031

Mortgage Real Estate Investment Trusts (REITs) 3.7%
AG Mortgage Investment Trust, Inc.	300,681	5,243,877
Anworth Mortgage Asset Corp.	221,900	1,078,434
Apollo Commercial Real Estate Finance, Inc.(a)	248,683	4,518,570
ARMOUR Residential REIT, Inc.	219,800	5,145,518
Capstead Mortgage Corp.	618,492	5,077,819
Cherry Hill Mortgage Investment Corp.	133,900	2,270,944

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
CYS Investments, Inc.	832,609	$5,611,785
Dynex Capital, Inc.	682,306	4,434,989
Invesco Mortgage Capital, Inc.	477,726	7,758,270
Ladder Capital Corp.	132,290	1,914,236
MTGE Investment Corp.	328,637	5,586,829
New York Mortgage Trust, Inc.(a)	155,700	887,490
Redwood Trust, Inc.	418,100	6,225,509
Western Asset Mortgage Capital Corp.	463,800	4,327,254

		60,081,524

Multi-Utilities 0.2%
NorthWestern Corp.	69,000	3,749,460

Multiline Retail 0.5%
Big Lots, Inc.(a)	71,700	4,357,926
Dillard’s, Inc., (Class A Stock)(a)	63,400	4,283,304

		8,641,230

Oil, Gas & Consumable Fuels 2.1%
Adams Resources & Energy, Inc.	15,678	697,671
Arch Coal, Inc., (Class A Stock)(a)	14,200	1,278,142
Carrizo Oil & Gas, Inc.*	170,700	3,432,777
DHT Holdings, Inc.	1,029,800	3,563,108
Gulfport Energy Corp.*	169,500	1,723,815
Halcon Resources Corp.*(a)	482,600	3,855,974
Laredo Petroleum, Inc.*	219,500	2,135,735
Newfield Exploration Co.*	187,500	5,936,250
Par Pacific Holdings, Inc.*(a)	22,200	404,706
REX American Resources Corp.*(a)	39,600	3,233,340
Ship Finance International Ltd. (Norway)	366,469	5,606,976
Southwestern Energy Co.*	122,600	519,824
W&T Offshore, Inc.*	238,100	1,152,404

		33,540,722

Paper & Forest Products 2.3%
Clearwater Paper Corp.*	79,600	3,745,180
Domtar Corp.	72,900	3,744,144
Louisiana-Pacific Corp.*	439,000	12,998,790
P.H. Glatfelter Co.	199,600	4,662,656
Schweitzer-Mauduit International, Inc.	266,043	12,046,427

		37,197,197

Pharmaceuticals 0.0%
Innoviva, Inc.*	35,200	513,568

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services 0.9%
Barrett Business Services, Inc.	42,500	$2,961,825
TrueBlue, Inc.*	399,800	10,934,530

		13,896,355

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	36,800	5,753,680

Road & Rail 0.2%
Roadrunner Transportation Systems, Inc.*	158,600	883,402
Ryder System, Inc.	34,600	3,011,238

		3,894,640

Semiconductors & Semiconductor Equipment 1.5%
Advanced Energy Industries, Inc.*	43,800	3,115,494
Amkor Technology, Inc.*	952,161	9,578,740
Cirrus Logic, Inc.*(a)	219,800	10,895,486

		23,589,720

Specialty Retail 6.3%
American Eagle Outfitters, Inc.	561,600	10,108,800
Asbury Automotive Group, Inc.*	56,400	4,097,460
Ascena Retail Group, Inc.*(a)	1,074,800	2,321,568
Barnes & Noble, Inc.(a)	56,600	266,020
Big 5 Sporting Goods Corp.(a)	121,000	683,650
Buckle, Inc. (The)(a)	108,800	2,181,440
Caleres, Inc.	208,000	6,165,120
Chico’s FAS, Inc.(a)	653,900	6,218,589
Citi Trends, Inc.	34,000	799,340
DSW, Inc., (Class A Stock)(a)	377,500	7,561,325
Express, Inc.*(a)	244,600	1,707,308
Finish Line, Inc. (The), (Class A Stock)(a)	433,600	4,912,688
Francesca’s Holdings Corp.*(a)	132,800	774,224
Genesco, Inc.*(a)	187,100	6,520,435
Group 1 Automotive, Inc.	91,600	7,186,020
Haverty Furniture Cos., Inc.	95,200	2,122,960
Hibbett Sports, Inc.*(a)	232,200	5,247,720
Office Depot, Inc.	2,034,600	6,612,450
Party City Holdco, Inc.*(a)	148,400	2,151,800
Pier 1 Imports, Inc.(a)	266,800	885,776
Shoe Carnival, Inc.(a)	169,958	3,883,540
Sonic Automotive, Inc., (Class A Stock)(a)	278,500	6,001,675
Tailored Brands, Inc.	334,900	8,101,231

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	21

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Tilly’s, Inc., (Class A Stock)	74,000	$1,104,080
Vitamin Shoppe, Inc.*(a)	82,900	352,325
Zumiez, Inc.*	183,100	3,799,325

		101,766,869

Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.*(a)	98,900	3,709,739

Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.*(a)	133,200	11,416,572
Movado Group, Inc.	147,400	4,510,440
Oxford Industries, Inc.	6,600	520,080
Perry Ellis International, Inc.*	183,100	4,390,738

		20,837,830

Thrifts & Mortgage Finance 7.8%
BofI Holding, Inc.*(a)	47,900	1,722,963
Dime Community Bancshares, Inc.	438,783	8,336,877
Essent Group Ltd.*	172,900	8,043,308
Federal Agricultural Mortgage Corp., (Class C Stock)	119,662	9,602,876
First Defiance Financial Corp.	102,672	5,704,456
Flagstar Bancorp, Inc.*(a)	77,600	2,890,600
Meta Financial Group, Inc.	5,800	678,600
MGIC Investment Corp.*	1,414,900	20,968,818
Oritani Financial Corp.	255,482	4,266,549
PennyMac Financial Services, Inc., (Class A Stock)*	25,715	570,873
Provident Financial Services, Inc.	383,620	10,093,042
Radian Group, Inc.	879,166	19,403,194
TrustCo Bank Corp.	89,041	765,753
United Financial Bancorp, Inc.	328,900	5,512,364
Walker & Dunlop, Inc.*	197,721	9,184,140
Washington Federal, Inc.(a)	492,404	17,677,304

		125,421,717

Trading Companies & Distributors 2.8%
Air Lease Corp.(a)	8,900	432,718
Aircastle Ltd.	609,053	14,385,832
CAI International, Inc.*	196,806	5,561,737
GATX Corp.(a)	197,547	14,053,494
H&E Equipment Services, Inc.	51,000	2,008,380
Rush Enterprises, Inc., (Class A Stock)*	18,800	1,016,140
Triton International Ltd. (Bermuda)	181,000	6,986,600

		44,444,901

See Notes to Financial Statements.

22

Description	Shares	Value
TOTAL COMMON STOCKS (cost $1,349,007,373)		$1,598,906,771

UNAFFILIATED EXCHANGE TRADED FUND 0.3%
iShares Russell 2000 Value ETF (cost $4,169,367)	38,507	4,901,556

TOTAL LONG-TERM INVESTMENTS (cost $1,353,176,740)		1,603,808,327

SHORT-TERM INVESTMENTS 20.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,596,081	3,596,081
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $322,613,327; includes $322,142,935 of cash collateral for securities on loan)(b)(w)	322,590,330	322,622,589

TOTAL SHORT-TERM INVESTMENTS (cost $326,209,408)		326,218,670

TOTAL INVESTMENTS 120.2% (cost $1,679,386,148)		1,930,026,997
Liabilities in excess of other assets (20.2)%		(323,771,142)

NET ASSETS 100.0%		$1,606,255,855

The following abbreviations are used in the semi-annual report:

ETF—Exchange Traded Fund

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $314,061,786; cash collateral of $322,142,935 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	23

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$8,064,575	$—	$—
Air Freight & Logistics	12,173,636	—	—
Airlines	23,826,136	—	—
Auto Components	65,610,901	—	—
Banks	277,024,153	—	—
Biotechnology	13,341,794	—	—
Building Products	597,840	—	—
Capital Markets	56,887,695	—	—
Chemicals	25,071,682	—	—
Commercial Services & Supplies	44,940,908	—	—
Construction & Engineering	14,637,709	—	—
Consumer Finance	33,930,750	—	—
Containers & Packaging	1,035,612	—	—
Diversified Consumer Services	309,880	—	—
Diversified Financial Services	450,300	—	—
Diversified Telecommunication Services	14,159,205	—	—
Electric Utilities	13,244,877	—	—
Electrical Equipment	9,857,502	—	—
Electronic Equipment, Instruments & Components	45,490,099	—	—
Energy Equipment & Services	9,655,041	—	—
Equity Real Estate Investment Trusts (REITs)	139,013,403	—	—
Food & Staples Retailing	20,678,455	—	—
Food Products	12,002,181	—	—
Gas Utilities	3,958,025	—	—
Health Care Providers & Services	16,481,813	—	—
Hotels, Restaurants & Leisure	2,498,037	—	—
Household Durables	56,527,618	—	—
Independent Power & Renewable Electricity Producers	13,887,720	—	—
Insurance	57,825,942	—	—
IT Services	19,978,479	—	—
Leisure Products	3,080,758	—	—
Machinery	31,548,081	—	—
Marine	7,769,789	—	—
Media	25,584,992	—	—
Metals & Mining	30,722,031	—	—

See Notes to Financial Statements.

24

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs)	$60,081,524	$—	$—
Multi-Utilities	3,749,460	—	—
Multiline Retail	8,641,230	—	—
Oil, Gas & Consumable Fuels	33,540,722	—	—
Paper & Forest Products	37,197,197	—	—
Pharmaceuticals	513,568	—	—
Professional Services	13,896,355	—	—
Real Estate Management & Development	5,753,680	—	—
Road & Rail	3,894,640	—	—
Semiconductors & Semiconductor Equipment	23,589,720	—	—
Specialty Retail	101,766,869	—	—
Technology Hardware, Storage & Peripherals	3,709,739	—	—
Textiles, Apparel & Luxury Goods	20,837,830	—	—
Thrifts & Mortgage Finance	125,421,717	—	—
Trading Companies & Distributors	44,444,901	—	—
Unaffiliated Exchange Traded Fund	4,901,556	—	—
Affiliated Mutual Funds	326,218,670	—	—

Total	$1,930,026,997	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Affiliated Mutual Funds (including 20.1% of collateral for securities on loan)	20.3%
Banks	17.3
Equity Real Estate Investment Trusts (REITs)	8.7
Thrifts & Mortgage Finance	7.8
Specialty Retail	6.3
Auto Components	4.1
Mortgage Real Estate Investment Trusts (REITs)	3.7
Insurance	3.6
Capital Markets	3.5
Household Durables	3.5
Electronic Equipment, Instruments & Components	2.8
Commercial Services & Supplies	2.8
Trading Companies & Distributors	2.8
Paper & Forest Products	2.3
Consumer Finance	2.1
Oil, Gas & Consumable Fuels	2.1
Machinery	2.0%
Metals & Mining	1.9
Media	1.6
Chemicals	1.6
Airlines	1.5
Semiconductors & Semiconductor Equipment	1.5
Textiles, Apparel & Luxury Goods	1.3
Food & Staples Retailing	1.3
IT Services	1.2
Health Care Providers & Services	1.0
Construction & Engineering	0.9
Diversified Telecommunication Services	0.9
Professional Services	0.9
Independent Power & Renewable Electricity Producers	0.9
Biotechnology	0.8
Electric Utilities	0.8

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	25

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Industry Classification (cont’d.)
Air Freight & Logistics	0.8%
Food Products	0.8
Electrical Equipment	0.6
Energy Equipment & Services	0.6
Multiline Retail	0.5
Aerospace & Defense	0.5
Marine	0.5
Real Estate Management & Development	0.4
Unaffiliated Exchange Traded Funds	0.3
Gas Utilities	0.3
Road & Rail	0.2
Multi-Utilities	0.2

Technology Hardware, Storage & Peripherals	0.2%
Leisure Products	0.2
Hotels, Restaurants & Leisure	0.2
Containers & Packaging	0.1
Building Products	0.0	*
Pharmaceuticals	0.0	*
Diversified Financial Services	0.0	*
Diversified Consumer Services	0.0	*

	120.2
Liabilities in excess of other assets	(20.2)

	100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$314,061,786	$(314,061,786)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

26

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Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Investments at value, including securities on loan of $314,061,786:
Unaffiliated investments (cost $1,353,176,740)	$1,603,808,327
Affiliated investments (cost $326,209,408)	326,218,670
Receivable for Fund shares sold	1,227,231
Dividends and interest receivable	1,111,077
Prepaid expenses	9,360

Total assets	1,932,374,665

Liabilities
Payable to broker for collateral for securities on loan	322,142,935
Payable for Fund shares reacquired	2,156,371
Management fee payable	818,414
Accrued expenses and other liabilities	778,158
Distribution fee payable	137,431
Affiliated transfer agent fee payable	70,817
Payable for investments purchased	14,682
Shareholder servicing fee payable	2

Total liabilities	326,118,810

Net Assets	$1,606,255,855

Net assets were comprised of:
Shares of beneficial interest, at par	$78,448
Paid-in capital in excess of par	1,330,017,083

1,330,095,531
Distributions in excess of net investment income	(3,904,237)
Accumulated net realized gain on investment transactions	29,423,712
Net unrealized appreciation on investments	250,640,849

Net assets, January 31, 2018	$1,606,255,855

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share, ($137,358,033 ÷ 6,692,153 shares of beneficial interest issued and outstanding)	$20.53
Maximum sales charge (5.50% of offering price)	1.19

Maximum offering price to public	$21.72

Class C
Net asset value, offering price and redemption price per share, ($40,026,103 ÷ 1,943,277 shares of beneficial interest issued and outstanding)	$20.60

Class Q
Net asset value, offering price and redemption price per share, ($395,668,670 ÷ 19,295,981 shares of beneficial interest issued and outstanding)	$20.51

Class R
Net asset value, offering price and redemption price per share, ($169,168,313 ÷ 8,347,602 shares of beneficial interest issued and outstanding)	$20.27

Class R2
Net asset value, offering price and redemption price per share, ($10,028 ÷ 489 shares of beneficial interest issued and outstanding)	$20.50

Class R4
Net asset value, offering price and redemption price per share, ($10,030 ÷ 489 shares of beneficial interest issued and outstanding)	$20.50

Class Z
Net asset value, offering price and redemption price per share, ($864,014,678 ÷ 42,168,023 shares of beneficial interest issued and outstanding)	$20.49

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	29

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $594)	$17,501,496
Income from securities lending, net (including affiliated income of $130,685)	854,124
Affiliated dividend income	18,623

Total income	18,374,243

Expenses
Management fee	4,759,761
Distribution fee(a)	1,031,848
Shareholder servicing fee(a)	2
Transfer agent’s fees and expenses (including affiliated expense of $204,057)(a)	586,303
Custodian and accounting fees	84,169
Shareholders’ reports	59,964
Registration fees(a)	48,844
Audit fee	15,877
Legal fees and expenses	14,346
Trustees’ fees	14,017
Miscellaneous	44,795

Total expenses	6,659,926
Less: Management fee waiver and/or expense reimbursement(a)	(67,791)
Distribution fee waiver(a)	(243,313)

Net expenses	6,348,822

Net investment income (loss)	12,025,421

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of ($12,161))	49,839,153
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $3,999)	76,933,836

Net gain (loss) on investment transactions	126,772,989

Net Increase (Decrease) In Net Assets Resulting From Operations	$138,798,410

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Q	Class R	Class R2	Class R4	Class Z
Distribution fee	202,462	200,675	—	628,709	2	—	—
Transfer Agency fees and expenses	108,148	40,480	757	109,342	16	16	327,544
Including affiliated expenses	32,506	9,517	583	99,815	5	5	61,626
Registration fees	7,828	7,025	8,938	8,591	2,530	2,530	11,402
Shareholder servicing fee	—	—	—	—	1	1	—
Management fee waiver and/or expense reimbursement	(6,749)	(2,007)	—	(8,383)	(2,544)	(2,544)	(45,564)
Distribution fee waiver	(33,743)	—	—	(209,570)	—	—	—

See Notes to Financial Statements.

30

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,025,421	$21,879,740
Net realized gain (loss) on investment transactions	49,839,153	154,517,095
Net change in unrealized appreciation (depreciation) on investments	76,933,836	84,388,989

Net increase (decrease) in net assets resulting from operations	138,798,410	260,785,824

Dividends and Distributions
Dividends from net investment income
Class A	(1,850,518)	(1,874,765)
Class C	(249,331)	(358,790)
Class Q	(6,343,161)	(4,591,944)
Class R	(1,957,064)	(2,094,395)
Class Z	(14,533,576)	(15,379,742)

	(24,933,650)	(24,299,636)

Distributions from net realized gains
Class A	(14,227,511)	(336,195)
Class C	(4,176,633)	(117,214)
Class Q	(38,872,105)	(692,119)
Class R	(17,892,948)	(438,847)
Class Z	(92,687,961)	(2,399,788)

	(167,857,158)	(3,984,163)

Fund share transactions
Net proceeds from shares sold	176,222,236	447,840,846
Net asset value of shares issued in reinvestment of dividends and distributions	191,749,861	28,084,999
Cost of shares reacquired	(294,487,440)	(482,265,511)

Net increase (decrease) in net assets from Fund share transactions	73,484,657	(6,339,666)

Total increase (decrease)	19,492,259	226,162,359

Net Assets:
Beginning of period	1,586,763,596	1,360,601,237

End of period(a)	$1,606,255,855	$1,586,763,596

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(3,904,237)	$9,003,992

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	31

Notes to Financial Statements (unaudited)

The Target Portfolio Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Trust currently consists of three series: Prudential Corporate Bond Fund, Prudential Core Bond Fund and Prudential QMA Small-Cap Value Fund. These financial statements relate to the Prudential QMA Small-Cap Value Fund (the “Fund”).

The investment objective of the Fund is above average capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no

32

sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Prudential QMA Small-Cap Value Fund	33

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

34

Securities Lending: The fund may lend its portfolio securities to one or more banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk—Counterparty Risk: For the one year period beginning July 25, 2017 through July 24, 2018, the Fund entered into an exclusive securities lending arrangement with a single counterparty (ie the borrower) as the sole counterparty to the Fund’s portfolio for its securities lending activity. If the borrower defaults, the loaned securities may fail to be returned to the Fund. However, this risk is mitigated since the market value of the securities on loan are fully collateralized. Furthermore, the Fund’s securities lending agent indemnified the Fund against default by the borrower.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Prudential QMA Small-Cap Value Fund	35

Notes to Financial Statements (unaudited) (continued)

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the exdate. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include Distribution fees and Distribution fee waivers, and effective August 1, 2017, Transfer Agent’s fees and expenses, Registration fees and Management fee waivers. Prior to August 1, 2017 Transfer Agent’s fees and expenses, Registration fees and Management fee waivers were not designated as class specific expenses and were allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are

36

recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.60% of the Fund’s average daily net assets up to $2 billion and 0.575% of the Fund’s average daily net assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursement was 0.60% for the six months ended January 31, 2018. The effective management fee rate, net of waivers and/or expense reimbursement, was 0.59%.

PGIM Investments entered into a contractual agreement that would waive fees in an amount up to 0.01% of the Fund’s average daily net assets through November 30, 2019, to the extent that Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily net assets on an annualized basis. Separately, PGIM Investments has contractually agreed, through November 30, 2019 to limit transfer

Prudential QMA Small-Cap Value Fund	37

Notes to Financial Statements (unaudited) (continued)

agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 1.14% of average daily net assets for Class R2 shares or 0.89% of average daily net assets for Class R4 shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, Class R, Class R2, Class R4 and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q, Class R4 and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to 0.30%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, C, R and R2 shares, respectively. PIMS has contractually agreed through November 30, 2019 to reduce such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 and R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PIMS has advised the Fund that it received $39,514 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2018, it received $244 and $935 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM, Inc., PGIM Investments, PIMS, PMFS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

38

3. Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended January 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended January 31, 2018, PGIM, Inc. was compensated $131,409 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended January 31, 2018, were $563,063,422 and $667,323,785 respectively.

5. Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present distributions in excess of net investment income, accumulated net realized gain on investment transactions and paid-in-capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income and accumulated net realized gain on investment transactions. For the tax year ended October 31, 2017, the adjustments were to decrease distributions in excess of net investment income and decrease accumulated net realized gain on investment transactions by $2,246 due to investments in passive foreign investment companies. Net investment income, net realized gain (loss) on investment transactions and net assets were not affected by this change.

Prudential QMA Small-Cap Value Fund	39

Notes to Financial Statements (unaudited) (continued)

The tax character of distributions paid during the tax year ended October 31, 2017 were $28,283,799 of ordinary income. The tax character of distributions paid during the tax year ended October 31, 2016 were $51,248,554 of ordinary income and $348,375,656 of long-term capital gains.

As of the latest tax year ended October 31, 2017, the accumulated undistributed earnings on a tax basis were $69,809,159 of ordinary income and $115,479,678 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2018 were as follows:

Tax Basis	$1,687,444,414

Gross Unrealized Appreciation	311,210,498
Gross Unrealized Depreciation	(68,627,915)

Net Unrealized Appreciation	$242,582,583

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales and other book to tax differences.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Q, Class R, Class R2, Class R4 and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R, Class R2, Class R4 and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

40

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

As of January 31, 2018, Prudential through its affiliates owned 154,258 shares of Class Q, 489 shares of Class R2 and 489 shares of Class R4.

At reporting period end, five shareholders of record held 49.22% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2018:
Shares sold	365,429	$7,747,154
Shares issued in reinvestment of dividends and distributions	774,075	15,574,390
Shares reacquired	(611,518)	(12,960,611)

Net increase (decrease) in shares outstanding before conversion	527,986	10,360,933
Shares issued upon conversion from other share class(es)	5,489	116,233
Shares reacquired upon conversion into other share class(es)	(55,389)	(1,147,368)

Net increase (decrease) in shares outstanding	478,086	$9,329,798

Year ended July 31, 2017:
Shares sold	1,045,987	$21,956,239
Shares issued in reinvestment of dividends and distributions	97,123	2,122,116
Shares reacquired	(1,355,866)	(27,710,814)

Net increase (decrease) in shares outstanding before conversion	(212,756)	(3,632,459)
Shares issued upon conversion from other share class(es)	102,329	2,130,933
Shares reacquired upon conversion into other share class(es)	(119,721)	(2,567,682)

Net increase (decrease) in shares outstanding	(230,148)	$(4,069,208)

Class C
Six months ended January 31, 2018:
Shares sold	108,803	$2,301,919
Shares issued in reinvestment of dividends and distributions	215,029	4,345,731
Shares reacquired	(250,186)	(5,322,921)

Net increase (decrease) in shares outstanding before conversion	73,646	1,324,729
Shares reacquired upon conversion into other share class(es)	(28,742)	(611,584)

Net increase (decrease) in shares outstanding	44,904	$713,145

Year ended July 31, 2017:
Shares sold	923,353	$18,051,418
Shares issued in reinvestment of dividends and distributions	20,007	439,154
Shares reacquired	(563,729)	(11,832,910)

Net increase (decrease) in shares outstanding before conversion	379,631	6,657,662
Shares reacquired upon conversion into other share class(es)	(145,662)	(3,049,402)

Net increase (decrease) in shares outstanding	233,969	$3,608,260

Prudential QMA Small-Cap Value Fund	41

Notes to Financial Statements (unaudited) (continued)

Class Q	Shares	Amount
Six months ended January 31, 2018:
Shares sold	3,549,054	$74,140,510
Shares issued in reinvestment of dividends and distributions	2,249,488	45,192,216
Shares reacquired	(1,896,836)	(40,504,363)

Net increase (decrease) in shares outstanding before conversion	3,901,706	78,828,363
Shares issued upon conversion from other share class(es)	2,802,039	62,736,605

Net increase (decrease) in shares outstanding	6,703,745	$141,564,968

Year ended July 31, 2017:
Shares sold	3,800,437	$78,935,339
Shares issued in reinvestment of dividends and distributions	241,197	5,262,925
Shares reacquired	(4,219,698)	(88,384,325)

Net increase (decrease) in shares outstanding before conversion	(178,064)	(4,186,061)
Shares issued upon conversion from other share class(es)	2,269	48,884

Net increase (decrease) in shares outstanding	(175,795)	$(4,137,177)

Class R
Six months ended January 31, 2018:
Shares sold	402,070	$8,377,346
Shares issued in reinvestment of dividends and distributions	998,994	19,850,011
Shares reacquired	(840,218)	(17,600,426)

Net increase (decrease) in shares outstanding	560,846	$10,626,931

Year ended July 31, 2017:
Shares sold	2,303,406	$47,413,620
Shares issued in reinvestment of dividends and distributions	117,171	2,533,242
Shares reacquired	(3,113,826)	(64,071,727)

Net increase (decrease) in shares outstanding	(693,249)	$(14,124,865)

Class R2
Period* ended January 31, 2018:
Shares sold	489	$10,000

Net increase (decrease) in shares outstanding	489	$10,000

Class R4
Period* ended January 31, 2018:
Shares sold	489	$10,000

Net increase (decrease) in shares outstanding	489	$10,000

42

Class Z	Shares	Amount
Six months ended January 31, 2018:
Shares sold	3,918,800	$83,635,307
Shares issued in reinvestment of dividends and distributions	5,320,753	106,787,513
Shares reacquired	(10,367,288)	(218,099,119)

Net increase (decrease) in shares outstanding before conversion	(1,127,735)	(27,676,299)
Shares issued upon conversion from other share class(es)	76,901	1,602,381
Shares reacquired upon conversion into other share class(es)	(2,802,734)	(62,696,267)

Net increase (decrease) in shares outstanding	(3,853,568)	$(88,770,185)

Year ended July 31, 2017:
Shares sold	13,360,300	$281,484,230
Shares issued in reinvestment of dividends and distributions	812,818	17,727,562
Shares reacquired	(14,028,222)	(290,265,735)

Net increase (decrease) in shares outstanding before conversion	144,896	8,946,057
Shares issued upon conversion from other share class(es)	162,008	3,454,904
Shares reacquired upon conversion into other share class(es)	(828)	(17,637)

Net increase (decrease) in shares outstanding	306,076	$12,383,324

*	Commencement of operations was December 28, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

Prudential QMA Small-Cap Value Fund	43

Notes to Financial Statements (unaudited) (continued)

The Fund utilized the SCA during the reporting period ended January 31, 2018. The average daily balance for the 31 days that the Fund had loans outstanding during the period was $6,294,000, borrowed at a weighted average interest rate of 2.50%. The maximum loan balance outstanding during the period was $35,234,000. At January 31, 2018, the Fund did not have an outstanding loan balance.

44

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,			February 14, 2014(d) through July 31,
	2018		2017	2016	2015	2014(g)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.32		$18.16	$25.21	$26.70	$26.26
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.26	0.32	0.46	0.09
Net realized and unrealized gain (loss) on investments	1.74		3.25	(0.07)	0.78	0.35
Total from investment operations	1.88		3.51	0.25	1.24	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.30)	(0.55)	(0.19)	-
Distributions from net realized gains	(2.36)		(0.05)	(6.75)	(2.54)	-
Total dividends and distributions	(2.67)		(0.35)	(7.30)	(2.73)	-
Net asset value, end of period	$20.53		$21.32	$18.16	$25.21	$26.70
Total Return(a):	9.08%		19.29%	3.98%	4.53%	1.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$137,358		$132,512	$116,997	$138,855	$13
Average net assets (000)	$133,873		$129,902	$121,788	$16,282	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.04%	(e)	0.96%	0.98%	1.14%	0.93%	(e)
Expenses before waivers and/or expense reimbursement	1.10%	(e)	1.02%	1.04%	1.20%	0.98%	(e)
Net investment income (loss)	1.27%	(e)	1.27%	1.67%	1.76%	0.74%	(e)
Portfolio turnover rate	36%	(f)	95%	72%	111%	42%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	For the period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	45

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,		June 19, 2015(d) through July 31,
	2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.32		$18.18	$25.19	$26.36
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.10	0.17	0.02
Net realized and unrealized gain (loss) on investments	1.73		3.26	(0.06)	(1.19)
Total from investment operations	1.78		3.36	0.11	(1.17)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.17)	(0.37)	-
Distributions from net realized gains	(2.36)		(0.05)	(6.75)	-
Total dividends and distributions	(2.50)		(0.22)	(7.12)	-
Net asset value, end of period	$20.60		$21.32	$18.18	$25.19
Total Return(a):	8.60%		18.43%	3.19%	(4.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$40,026		$40,476	$30,257	$35,293
Average net assets (000)	$39,808		$41,745	$30,498	$33,702
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.86%	(e)	1.71%	1.73%	1.90%	(e)
Expenses before waivers and/or expense reimbursement	1.87%	(e)	1.72%	1.74%	1.91%	(e)
Net investment income (loss)	0.47%	(e)	0.49%	0.92%	0.75%	(e)
Portfolio turnover rate	36%	(f)	95%	72%	111%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

46

Class Q Shares
	Six Months Ended January 31,		Year Ended July 31,		September 25, 2014(d) through July 31,
	2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.34		$18.15	$25.23	$26.68
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.32	0.36	0.36
Net realized and unrealized gain (loss) on investments	1.75		3.28	(0.05)	1.01
Total from investment operations	1.92		3.60	0.31	1.37
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.36)	(0.64)	(0.28)
Distributions from net realized gains	(2.36)		(0.05)	(6.75)	(2.54)
Total dividends and distributions	(2.75)		(0.41)	(7.39)	(2.82)
Net asset value, end of period	$20.51		$21.34	$18.15	$25.23
Total Return(a):	9.27%		19.77%	4.29%	5.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$395,669		$268,695	$231,801	$121,283
Average net assets (000)	$329,828		$263,763	$187,644	$36,516
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64%	(e)	0.64%	0.66%	0.70%	(e)
Expenses before waivers and/or expense reimbursement	0.64%	(e)	0.64%	0.66%	0.70%	(e)
Net investment income (loss)	1.62%	(e)	1.58%	1.96%	1.67%	(e)
Portfolio turnover rate	36%	(f)	95%	72%	111%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	47

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,			Nine Months Ended July 31,		Year Ended October 31,
	2018		2017	2016	2015	2014(f)		2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.06		$17.95	$25.00	$26.51	$27.48		$21.21	$20.17
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.21	0.26	0.26	0.11		0.20	0.19
Net realized and unrealized gain (loss) on investments	1.72		3.21	(0.07)	0.91	0.98		6.87	1.65
Total from investment operations	1.83		3.42	0.19	1.17	1.09		7.07	1.84
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.26)	(0.49)	(0.14)	(0.15)		(0.19)	(0.14)
Distributions from net realized gains	(2.36)		(0.05)	(6.75)	(2.54)	(1.91)		(0.61)	(0.66)
Total dividends and distributions	(2.62)		(0.31)	(7.24)	(2.68)	(2.06)		(0.80)	(0.80)
Net asset value, end of period	$20.27		$21.06	$17.95	$25.00	$26.51		$27.48	$21.21
Total Return(a):	8.95%		19.00%	3.70%	4.29%	4.17%		34.55%	9.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$169,168		$164,019	$152,186	$150,536	$143,655		$119,047	$84,483
Average net assets (000)	$166,289		$159,240	$145,703	$152,743	$134,383		$99,668	$76,205
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26%	(d)	1.21%	1.23%	1.22%	1.18%	(d)	1.17%	1.18%
Expenses before waivers and/or expense reimbursement	1.52%	(d)	1.47%	1.49%	1.48%	1.43%	(d)	1.42%	1.43%
Net investment income (loss)	1.06%	(d)	1.03%	1.42%	0.99%	0.54%	(d)	0.83%	0.92%
Portfolio turnover rate	36%	(e)	95%	72%	111%	42%	(e)	40%	37%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

48

Class R2 Shares
	December 28, 2017(d) through January 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.44
Income (loss) from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investments	0.09
Total from investment operations	0.06
Net asset value, end of period	$20.50
Total Return(a)	0.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14%	(e)
Expenses before waivers and/or expense reimbursement	270.47%	(e)
Net investment income (loss)	(1.50)%	(e)
Portfolio turnover rate	36%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	49

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 28, 2017(d) through January 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.44
Income (loss) from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investments	0.08
Total from investment operations	0.06
Net asset value, end of period	$20.50
Total Return(a)	0.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89%	(e)
Expenses before waivers and/or expense reimbursement	270.19%	(e)
Net investment income (loss)	(1.25)%	(e)
Portfolio turnover rate	36%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

50

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,			Nine Months Ended July 31,		Year Ended October 31,
	2018		2017	2016	2015(g)	2014(f)		2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.32		$18.14	$25.22	$26.73	$27.71		$21.39	$20.33
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.31	0.37	0.39	0.21		0.32	0.29
Net realized and unrealized gain (loss) on investments	1.72		3.27	(0.08)	0.92	1.00		6.91	1.67
Total from investment operations	1.90		3.58	0.29	1.31	1.21		7.23	1.96
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.35)	(0.62)	(0.28)	(0.28)		(0.30)	(0.24)
Distributions from net realized gains	(2.36)		(0.05)	(6.75)	(2.54)	(1.91)		(0.61)	(0.66)
Total dividends and distributions	(2.73)		(0.40)	(7.37)	(2.82)	(2.19)		(0.91)	(0.90)
Net asset value, end of period	$20.49		$21.32	$18.14	$25.22	$26.73		$27.71	$21.39
Total Return(a):	9.20%		19.66%	4.20%	4.79%	4.60%		35.16%	10.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$864,015		$981,061	$829,360	$1,077,790	$1,781,471		$1,622,779	$1,079,475
Average net assets (000)	$903,851		$940,720	$811,529	$1,828,713	$1,782,968		$1,342,995	$1,000,086
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69%	(d)	0.71%	0.73%	0.72%	0.68%	(d)	0.67%	0.68%
Expenses before waivers and/or expense reimbursement	0.70%	(d)	0.72%	0.74%	0.72%	0.68%	(d)	0.67%	0.68%
Net investment income (loss)	1.64%	(d)	1.51%	1.93%	1.48%	1.05%	(d)	1.32%	1.42%
Portfolio turnover rate	36%	(e)	95%	72%	111%	42%	(e)	40%	37%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(g)	Class T shares were renamed Class Z shares effective June 19, 2015.

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	51

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Small-Cap Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA SMALL-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R2	R4	Q
NASDAQ	TSVAX	TRACX	TSVRX	TASVX	PSVDX	PSVKX	TSVQX
CUSIP	875921785	875921710	875921843	875921306	875921611	875921595	875921777

MF232E2

     PRUDENTIAL CORE BOND FUND

SEMIANNUAL REPORT

JANUARY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential Core Bond Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date, new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential Core Bond Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Core Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2018.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Core Bond Fund

March 15, 2018

Prudential Core Bond Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 1/31/18 (without sales charges)		Average Annual Total Returns as of 1/31/18 (with sales charges)
Six Months* (%)		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–0.32	–2.16	N/A	N/A	0.22 (2/17/15)
Class C	–0.59	0.68	N/A	N/A	1.06 (2/17/15)
Class Q	–0.07	2.75	N/A	N/A	2.12 (2/17/15)
Class R	–0.45	2.18	N/A	N/A	1.55 (2/17/15)
Class Z	–0.09	2.70	1.18	3.96	—
Bloomberg Barclays US Aggregate Bond Index	–0.36	2.15	2.01	3.71	—
Lipper Core Bond Funds Average	–0.27	2.26	1.85	3.58	—

* Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A*	Class C*	Class Q**	Class R*	Class Z*
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees	0.25%	1.00%	None	0.75% (0.50% currently)	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” in the front of this report for more information.

**Class Q shares will be renamed as Class R6 shares effective June 11, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” in the front of this report for more information.

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, Class Q, and Class R shares through 1/31/18 is 1.50%.

Lipper Core Bond Funds Average—Lipper Core Bond funds invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years. The average annual total returns for the Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, Class Q, and Class R shares through 1/31/18 is 1.45%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Core Bond Fund	9

Your Fund’s Performance (continued)

Distributions and Yields as of 1/31/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.12	2.05	1.95
Class C	0.08	1.38	0.92
Class Q	0.13	2.46	2.42
Class R	0.11	1.88	–90.41
Class Z	0.13	2.40	2.33

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 1/31/18 (%)
AAA	61.3
AA	6.7
A	15.0
BBB	14.8
BB	0.1
Not Rated	2.6
Cash Equivalents	–0.5
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Core Bond Fund	11

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Bond Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$996.80	0.70%	$3.52
	Hypothetical	$1,000.00	$1,021.68	0.70%	$3.57
Class C	Actual	$1,000.00	$994.10	1.45%	$7.29
	Hypothetical	$1,000.00	$1,017.90	1.45%	$7.38
Class Q	Actual	$1,000.00	$999.30	0.40%	$2.02
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04
Class R	Actual	$1,000.00	$995.50	0.95%	$4.78
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84
Class Z	Actual	$1,000.00	$999.10	0.45%	$2.27
	Hypothetical	$1,000.00	$1,022.94	0.45%	$2.29

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 99.4%

ASSET-BACKED SECURITIES 19.6%

Automobiles 3.5%
Americredit Automobile Receivables Trust,
Series 2016-4, Class C	2.410%		07/08/22	100	$98,820
Series 2017-3, Class C	2.690		06/19/23	240	239,074
Series 2017-4, Class C	2.600		09/18/23	600	592,355
Avis Budget Rental Car Funding AESOP LLC,
Series 2012-3A, Class A, 144A	2.100		03/20/19	133	133,317
Series 2013-1A, Class A, 144A	1.920		09/20/19	1,100	1,099,323
Series 2015-2A, Class A, 144A	2.630		12/20/21	300	298,242
Series 2016-1A, Class A, 144A	2.990		06/20/22	900	901,797
Enterprise Fleet Financing LLC,
Series 2016-2, Class A2, 144A	1.740		02/22/22	136	135,732
Series 2017-1, Class A2, 144A	2.130		07/20/22	754	752,352
Series 2017-2, Class A2, 144A	1.970		01/20/23	600	597,471
Ford Credit Auto Owner Trust,
Series 2017-1, Class A, 144A	2.620		08/15/28	1,500	1,487,930
Series 2017-2, Class A, 144A	2.360		03/15/29	1,600	1,564,126
Ford Credit Floorplan Master Owner Trust A, Series 2017-3, Class A	2.480		09/15/24	1,200	1,180,846
Hertz Vehicle Financing II LP, Series 2016-1A, Class A, 144A	2.320		03/25/20	200	199,337
OneMain Direct Auto Receivables Trust,
Series 2017-1A, Class A, 144A	2.160		10/15/20	1,600	1,593,694
Series 2016-1A, Class A, 144A	2.040		01/15/21	12	12,385
Series 2017-2A, Class B, 144A	2.550		11/14/23	1,600	1,588,993
Series 2017-2A, Class C, 144A	2.820		07/15/24	400	396,396
Santander Drive Auto Receivables Trust,
Series 2017-3, Class C	2.760		12/15/22	400	398,661
Series 2018-1, Class C	2.960		03/15/24	300	299,116

					13,569,967

Collateralized Loan Obligations 9.8%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.160%	2.882	(c)	07/15/26	500	500,817
ALM Ltd. (Cayman Islands),
Series 2013-8A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.212	(c)	10/15/28	250	251,898
Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.772	(c)	04/16/27	400	401,103

See Notes to Financial Statements.

Prudential Core Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A, 3 Month LIBOR + 1.270%	2.992	%(c)	07/15/30	750	$755,662
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820%	2.540	(c)	01/15/27	1,250	1,250,000
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.002	(c)	07/15/29	250	251,520
Atlas Sr. Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	2.982	(c)	07/16/29	750	755,198
Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.022	(c)	01/16/30	250	251,273
Avery Point CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A, 3 Month LIBOR + 1.450%	2.841	(c)	08/05/27	250	251,178
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.590%	3.312	(c)	10/15/28	250	253,525
Battalion CLO Ltd. (Cayman Islands),
Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	2.694	(c)	07/18/30	250	251,755
Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	3.291	(c)	01/24/29	250	251,983
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2014-VA, Class AR, 144A, 3 Month LIBOR + 1.200%	2.945	(c)	10/20/26	500	501,328
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.597	(c)	10/15/30	500	504,230
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.052	(c)	04/13/27	500	501,864
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.881	(c)	04/17/25	203	203,122
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A, 3 Month LIBOR + 1.250%	2.972	(c)	04/15/29	750	754,618
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-4A, Class AR, 144A, 3 Month LIBOR + 1.450%	3.194	(c)	01/20/29	250	252,228
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.666	(c)	05/15/25	500	500,220
Series 2014-3A, Class A1AR, 144A, 3 Month LIBOR + 1.150%	2.910	(c)	07/27/26	500	501,088

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1B, 144A, 3 Month LIBOR + 1.230%	2.975	%(c)	04/20/31	750	$755,835
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.922	(c)	07/15/26	250	250,645
Elevation CLO Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.180%	2.902	(c)	10/15/26	500	501,234
Series 2015-4A, Class A, 144A, 3 Month LIBOR + 1.550%	3.284	(c)	04/18/27	250	252,490
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	2.824	(c)	07/15/30	750	755,818
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.972	(c)	01/16/26	250	250,380
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.170%	2.892	(c)	10/15/26	500	500,681
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A, 3 Month LIBOR + 1.450%	2.841	(c)	05/05/27	250	250,374
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%, MTN	3.262	(c)	04/15/27	250	250,451
Jamestown CLO Ltd. (Cayman Islands), Series 2016-9A, Class A1B, 144A, 3 Month LIBOR + 1.500%	3.245	(c)	10/20/28	250	251,479
KKR CLO 11 Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	2.902	(c)	01/15/31	500	503,474
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.716	(c)	05/15/26	500	501,499
Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.922	(c)	10/15/26	750	751,944
Limerock CLO LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	2.945	(c)	10/20/26	500	501,332
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.854	(c)	01/18/27	500	501,726
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.881	(c)	02/20/31	1,500	1,500,000
Mountain View CLO LLC (Cayman Islands),
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.210%	3.075	(c)	01/16/31	1,250	1,250,992
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.959	(c)	10/12/30	500	502,910
Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.962	(c)	10/15/26	250	250,302

See Notes to Financial Statements.

Prudential Core Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-9A, Class A1A, 144A, 3 Month LIBOR + 1.460%, MTN	3.182	%(c)	07/15/27	250	$250,633
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%	2.572	(c)	01/15/28	1,000	999,648
Ocean Trails CLO (Cayman Islands), Series 2016-6A, Class A2A, 144A, 3 Month LIBOR + 1.690%	3.412	(c)	07/15/28	250	252,990
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.980	(c)	07/15/30	250	252,976
OZLM Funding Ltd. (Cayman Islands),
Series 2012-2A, Class A1R, 144A, 3 Month LIBOR + 1.440%	3.207	(c)	10/30/27	500	501,721
Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.995	(c)	10/22/30	1,000	1,008,207
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.017	(c)	10/30/30	500	503,698
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.235	(c)	01/20/29	750	756,409
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	2.861	(c)	01/17/31	1,000	1,006,209
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.741	(c)	05/21/29	500	502,900
Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.015	(c)	07/20/30	500	503,744
Regatta Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.020%	2.765	(c)	07/25/26	500	500,752
Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.146	(c)	12/20/28	250	252,244
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.170%	2.586	(c)	05/15/26	496	497,212
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1R, 144A, 3 Month LIBOR + 1.070%	2.823	(c)	01/26/31	1,000	1,000,000
Series 2016-2A, Class A, 144A, 3 Month LIBOR + 1.660%	3.405	(c)	10/20/28	250	252,155
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.280%	3.025	(c)	07/25/30	500	503,938
Telos CLO (Cayman Islands), Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.971	(c)	01/17/30	1,000	1,007,509

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands),
Series 2016-6A, Class A, 144A, 3 Month LIBOR + 1.550%	3.272	%(c)	01/15/29	500	$503,876
Series 2017-7A, Class AS, 144A, 3 Month LIBOR + 1.230%	2.952	(c)	07/15/29	250	251,065
Series 2017-9A, Class A, 144A, 3 Month LIBOR + 1.140%	2.871	(c)	01/20/31	1,000	999,994
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	3.445	(c)	10/25/28	500	503,846
Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	3.065	(c)	07/25/29	500	503,433
UCG U.S. CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597	(c)	10/23/29	500	505,008
Voya CLO (Cayman Islands),
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.900%	2.634	(c)	01/18/29	1,000	1,001,027
Series 2016-1A, Class A1R, 144A, 3 Month LIBOR + 1.070%	2.811	(c)	01/20/31	1,000	1,000,000
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	2.932	(c)	10/15/30	750	756,519
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.220%	2.965	(c)	04/20/26	1,000	1,002,630
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.395	(c)	10/20/28	500	503,494
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.065	(c)	04/20/29	250	251,788
York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.609	(c)	01/22/31	500	503,788
Zais CLO 6 Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.092	(c)	07/15/29	250	251,841
Zais CLO 7 Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.012	(c)	04/15/30	250	250,500

					38,769,930

Consumer Loans 0.8%
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A	2.570		07/18/25	380	379,548
Series 2017-1A, Class A2, 144A, 1 Month LIBOR + 0.800%	2.360	(c)	09/14/32	800	802,411

See Notes to Financial Statements.

Prudential Core Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	197	$197,661
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160		11/15/24	345	345,878
Series 2016-AA, Class A, 144A	2.900		11/15/29	800	802,028
Series 2017-AA, Class A, 144A	2.680		07/15/30	700	688,246

					3,215,772

Credit Cards 1.7%
American Express Credit Account Master Trust,
Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.010	(c)	09/16/24	1,100	1,109,983
Series 2017-5, Class A, 1 Month LIBOR + 0.380%	1.940	(c)	02/18/25	500	503,355
Chase Issuance Trust, Series 2017-A2, Class A, 1 Month LIBOR + 0.400%	1.960	(c)	03/15/24	500	502,821
Citibank Credit Card Issuance Trust,
Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	2.045	(c)	12/07/23	800	807,573
Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	2.181	(c)	04/22/26	800	811,815
Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	1.925	(c)	08/08/24	900	904,843
Discover Card Execution Note Trust,
Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	2.050	(c)	07/15/24	900	908,727
Series 2017-A4, Class A4	2.530		10/15/26	800	781,418
Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%	2.160	(c)	12/15/26	400	405,095

					6,735,630

Equipment 0.5%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410		08/16/24	800	786,096
Series 2017-B, Class A4, 144A	2.410		11/15/24	500	490,742
Series 2017-B, Class A5, 144A	2.720		06/15/40	800	780,331

					2,057,169

Home Equity Loans 0.6%
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A^	4.000	(cc)	12/25/57	680	694,712
Option One Mortgage Loan Trust, Series 2005-3, Class M2, 1 Month LIBOR + 0.735%	2.296	(c)	08/25/35	1,500	1,498,871

					2,193,583

Other 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200		10/20/30	88	87,606

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 1.9%
Credit Suisse Mortgage Trust,
Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.718	%(c)	12/26/46	705	$712,719
Series 2017-6R, Class 1A1, 1 Month LIBOR + 1.550%	3.123	(c)	03/06/47	486	491,102
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 144A	2.750	(cc)	01/25/61	940	932,962
RAAC Trust, Series 2007-SP3, Class A1, 1 Month LIBOR + 1.200%	2.761	(c)	09/25/47	268	266,178
Towd Point Mortgage Trust,
Series 2017-4, Class A1, 144A	2.750	(cc)	06/25/57	2,093	2,069,500
Series 2017-5, Class A1, 144A, 1 Month LIBOR + 0.600%	2.161	(c)	02/25/57	1,390	1,394,537
Series 2017-6, Class A1, 144A	2.750	(cc)	10/25/57	1,363	1,350,202
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375		04/25/47	94	94,031
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250		06/25/47	115	114,435

					7,425,666

Student Loans 0.8%
Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 144A	2.680		09/25/42	1,067	1,053,223
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 144A	2.810		11/25/42	600	590,043
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 144A	2.840		01/25/41	1,600	1,585,480

					3,228,746

TOTAL ASSET-BACKED SECURITIES (cost $77,291,653)					77,284,069

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.6%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172		05/15/49	300	290,435
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937		08/14/36	500	476,801
Benchmark Mortgage Trust, Series 2018-B1, Class A4	3.402		01/15/51	2,000	2,010,702
CD Mortgage Trust, Series 2016-CD1, Class A3	2.459		08/10/49	500	471,417
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585		12/10/54	2,000	2,032,605
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878		02/10/48	1,100	1,077,938
Series 2016-C3, Class A3	2.896		11/15/49	900	870,321
Series 2017-P8, Class A3	3.203		09/15/50	1,700	1,673,940

See Notes to Financial Statements.

Prudential Core Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	800	$768,033
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3	3.127		06/15/50	1,200	1,173,810
Fannie Mae-Aces,
Series 2015-M7, Class AB2	2.502		12/25/24	489	473,495
Series 2016-M11, Class A2	2.369	(cc)	07/25/26	1,200	1,134,663
Series 2016-M13, Class A2	2.477	(cc)	09/25/26	1,900	1,813,674
Series 2016-M7, Class AB2	2.385		09/25/26	200	187,487
Series 2017-M1, Class A2	2.417	(cc)	10/25/26	500	474,547
Series 2017-M4, Class A2	2.597	(cc)	12/25/26	2,500	2,408,022
Series 2017-M8, Class A2	3.061	(cc)	05/25/27	1,900	1,885,643
FHLMC Multifamily Structured Pass-Through Certificates,
Series K070, Class A2	3.303	(cc)	11/25/27	925	939,249
Series K036, Class A2	3.527	(cc)	10/25/23	1,100	1,139,952
Series K053, Class A2	2.995		12/25/25	350	350,016
Series K057, Class AM	2.624		08/25/26	1,650	1,587,015
Series K068, Class AM	3.315		08/25/27	1,500	1,514,802
Series K069, Class A2	3.187	(cc)	09/25/27	1,300	1,307,621
Series K069, Class AM	3.248		09/25/27	300	301,282
Series K070, Class AM	3.364	(cc)	12/25/27	425	430,829
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3	3.119		05/10/50	1,000	994,762
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244		10/10/48	2,000	1,990,473
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920		02/15/48	1,100	1,078,429
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class ASB	3.241		09/15/50	575	575,818
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4	3.414		03/15/50	1,400	1,406,883
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP2, Class A3	2.559		08/15/49	1,000	946,793
Series 2016-JP3, Class A4	2.627		08/15/49	700	664,006
Ladder Capital Mortgage Trust, Series 2017-LC26, Class A3, 144A	3.289		07/12/50	1,600	1,567,479
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790		02/15/48	850	853,568
Morgan Stanley Capital I Trust,
Series 2016-BNK2, Class A3	2.791		11/15/49	900	862,978
Series 2016-UB11, Class A3	2.531		08/15/49	1,200	1,132,096

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS Commercial Mortgage Trust,
Series 2017-C2, Class ASB	3.264%		08/15/50	800	$800,094
Series 2017-C3, Class ASB	3.215		08/15/50	900	901,897
Series 2017-C5, Class A4	3.212		11/15/50	1,800	1,769,797
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C6, Class A3FL, 144A	2.344	(cc)	04/10/46	750	761,588
Series 2013-C6, Class A4	3.244		04/10/46	101	102,134
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class A2	2.399		08/15/49	1,200	1,120,722
Series 2016-C35, Class A3	2.674		07/15/48	1,900	1,810,708
Series 2016-NXS6, Class A3	2.642		11/15/49	1,500	1,427,037
Series 2017-C38, Class A4	3.190		07/15/50	1,000	983,776
Series 2017-RB1, Class A4	3.374		03/15/50	1,400	1,399,515

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $51,151,799)					49,944,852

CORPORATE BONDS 29.8%

Aerospace & Defense 0.0%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050		06/15/25	150	155,550
Harris Corp., Sr. Unsec’d. Notes	3.832		04/27/25	30	30,572

					186,122

Agriculture 0.2%
Altria Group, Inc., Gtd. Notes	2.850		08/09/22	100	99,467
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222		08/15/24	890	876,338

					975,805

Airlines 0.3%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Thru Certificates	4.950		07/15/24	202	212,770
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Thru Certificates	3.375		11/01/28	92	92,144
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Thru Certificates	7.750		06/17/21	151	162,704
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875		03/13/20	285	285,070
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Thru Certificates	2.875		04/07/30	400	384,192

					1,136,880

See Notes to Financial Statements.

Prudential Core Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Manufacturers 1.0%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.250%	09/15/23	645	$616,113
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250	03/02/20	295	292,405
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	100	98,489
Sr. Unsec’d. Notes	5.291	12/08/46	300	314,338
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.815	11/02/27	250	241,885
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	01/15/20	550	553,985
Gtd. Notes	3.450	04/10/22	180	180,626
Gtd. Notes	3.850	01/05/28	705	687,269
Gtd. Notes	4.350	01/17/27	560	569,706
Gtd. Notes	5.250	03/01/26	375	403,891
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150	02/26/20	175	172,816

				4,131,523

Banks 7.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	3.593	07/21/28	1,595	1,599,194
Sr. Unsec’d. Notes, MTN	3.824	01/20/28	245	249,700
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	200	209,234
Sr. Unsec’d. Notes, MTN	4.443	01/20/48	430	468,852
Sub. Notes, MTN	4.000	01/22/25	800	818,433
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	450	448,447
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.200	08/10/21	345	344,447
Sr. Unsec’d. Notes	3.684	01/10/23	230	231,777
Sr. Unsec’d. Notes	4.375	01/12/26	200	205,096
Sr. Unsec’d. Notes	4.950	01/10/47	200	218,839
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	710	701,871
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	435	432,535
BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000	05/22/22	250	247,444
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	605,756
Capital One NA, Sr. Unsec’d. Notes	2.250	09/13/21	250	242,880
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.200	10/21/26	290	282,887
Sr. Unsec’d. Notes	3.400	05/01/26	350	345,909

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.520%	10/27/28	180	$178,046
Sr. Unsec’d. Notes	3.887	01/10/28	670	684,140
Sr. Unsec’d. Notes	4.281	04/24/48	220	232,261
Sub. Notes	4.125	07/25/28	700	711,144
Sub. Notes	4.300	11/20/26	85	87,549
Sub. Notes	4.450	09/29/27	840	875,971
Sub. Notes	4.750	05/18/46	10	10,841
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869	01/12/29	1,220	1,212,456
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875	02/13/18	320	319,979
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 144A, MTN	2.125	09/01/22	200	193,797
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875	01/29/20	250	246,929
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	250	242,220
Gov’t. Liquid Gtd. Notes, 144A	2.250	02/18/20	500	497,275
Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	258,997
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.272	09/29/25	1,160	1,136,657
Sr. Unsec’d. Notes	3.500	01/23/25	75	74,892
Sr. Unsec’d. Notes	3.850	01/26/27	475	479,780
Sr. Unsec’d. Notes, GMTN	7.500	02/15/19	1,250	1,315,017
Sr. Unsec’d. Notes, MTN	4.000	03/03/24	1,365	1,408,407
Sub. Notes	4.250	10/21/25	250	256,830
Sub. Notes	5.150	05/22/45	335	382,132
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.950	10/01/26	410	393,763
Sr. Unsec’d. Notes	3.964	11/15/48	455	459,716
Sr. Unsec’d. Notes	3.125	01/23/25	315	311,912
Sr. Unsec’d. Notes	3.200	01/25/23	100	100,624
Sr. Unsec’d. Notes	3.200	06/15/26	230	225,172
Sr. Unsec’d. Notes	3.509	01/23/29	210	208,931
Sr. Unsec’d. Notes	3.625	05/13/24	875	892,944
Sr. Unsec’d. Notes	3.882	07/24/38	420	423,780
Sr. Unsec’d. Notes	6.300	04/23/19	100	104,740
Sub. Notes	3.875	09/10/24	375	383,841
Sub. Notes	4.250	10/01/27	375	390,889
KeyBank NA, Sr. Unsec’d. Notes	2.250	03/16/20	305	302,664
Morgan Stanley,
Sr. Unsec’d. Notes	4.375	01/22/47	210	225,051
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	480,233
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	469,611

See Notes to Financial Statements.

Prudential Core Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	2.625%	11/17/21	420	$413,983
Sr. Unsec’d. Notes, MTN	3.875	04/29/24	365	374,666
Sr. Unsec’d. Notes, MTN	3.971	07/22/38	375	382,027
Sub. Notes, GMTN	4.350	09/08/26	800	827,553
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250	02/10/20	335	331,929
National City Corp., Sub. Notes	6.875	05/15/19	780	821,371
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN (original cost $199,444; purchased 09/09/15)(f)	1.875	09/17/18	200	199,701
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875	09/12/23	220	222,064
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571	01/10/23	430	431,365
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450	01/16/20	250	249,104
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442	10/19/21	235	230,230
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	350	345,486
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875	09/07/21	465	449,773
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.859	08/15/23	570	557,666
Gtd. Notes, 144A	3.000	04/15/21	345	344,466

				30,013,876

Beverages 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	198,653
Gtd. Notes	4.900	02/01/46	50	56,501

				255,154

Biotechnology 0.5%
Amgen, Inc.,
Sr. Unsec’d. Notes	3.200	11/02/27	470	457,809
Sr. Unsec’d. Notes	4.663	06/15/51	420	457,105
Celgene Corp.,
Sr. Unsec’d. Notes	3.250	08/15/22	125	125,755
Sr. Unsec’d. Notes	4.350	11/15/47	475	479,437
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	3.500	02/01/25	415	421,300
Sr. Unsec’d. Notes	2.500	09/01/23	220	214,294

				2,155,700

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Building Materials 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	12/15/47	395	$384,179

Chemicals 1.0%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	40	40,318
Sr. Unsec’d. Notes	5.250	01/15/45	340	384,927
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	735	703,143
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	380	373,799
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125	11/15/21	520	541,199
Sr. Unsec’d. Notes	4.250	11/15/20	350	363,993
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20	550	551,448
Sr. Unsec’d. Notes	4.650	10/15/44	290	313,265
LYB International Finance BV, Gtd. Notes	4.000	07/15/23	250	258,336
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24	310	348,924

				3,879,352

Commercial Services 0.6%
Equifax, Inc., Sr. Unsec’d. Notes	3.300	12/15/22	325	323,486
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	558,366
Gtd. Notes, 144A	3.300	10/15/22	750	750,146
Gtd. Notes, 144A	4.500	02/15/45	75	76,096
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	150,169
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48	365	350,639
University of Southern California, Unsec’d. Notes	3.028	10/01/39	310	284,513

				2,493,415

Computers 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes	3.450	02/09/45	85	81,060
Sr. Unsec’d. Notes	3.850	08/04/46	525	530,525
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	75	75,663
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850	10/05/18	55	55,251

				742,499

Containers & Packaging 0.3%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800	08/01/19	700	742,062
WestRock RKT Co., Gtd. Notes	4.000	03/01/23	540	556,465

				1,298,527

See Notes to Financial Statements.

Prudential Core Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services 0.5%
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750%	11/02/27	250	$243,257
Jefferies Group LLC, Sr. Unsec’d. Notes	6.450	06/08/27	150	172,714
Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	470	469,197
Visa, Inc., Sr. Unsec’d. Notes	2.150	09/15/22	1,130	1,096,153

				1,981,321

Diversified Machinery 0.1%
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes	2.050	03/01/20	270	266,855
Sr. Unsec’d. Notes	2.875	03/01/25	115	111,358
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	70	68,562

				446,775

Electric 3.1%
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	72,106
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	2.400	09/01/26	190	177,038
Commonwealth Edison Co.,
1st Mortgage	3.700	03/01/45	40	39,754
1st Mortgage	3.750	08/15/47	775	780,929
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300	12/01/56	40	42,649
Consumers Energy Co., 1st Mortgage	3.250	08/15/46	155	143,676
Delmarva Power & Light Co., 1st Mortgage	4.150	05/15/45	60	63,772
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850	08/15/26	55	52,185
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	330,755
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	135,039
Sr. Unsec’d. Notes	3.950	08/15/47	185	183,526
Duke Energy Florida LLC,
1st Mortgage	3.200	01/15/27	600	593,476
1st Mortgage	3.400	10/01/46	185	175,046
Duke Energy Progress LLC, 1st Mortgage	3.700	10/15/46	75	74,485
Emera US Finance LP (Canada),
Gtd. Notes	2.150	06/15/19	350	347,850
Gtd. Notes	3.550	06/15/26	75	73,288
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	260	268,929
Sr. Unsec’d. Notes	5.125	09/15/20	250	262,776
Eversource Energy, Sr. Unsec’d. Notes	3.300	01/15/28	335	328,779
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	350	331,021

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
MidAmerican Energy Co., 1st Mortgage	3.950%	08/01/47	225	$234,289
Monongahela Power Co., 1st Mortgage, 144A	4.100	04/15/24	851	892,521
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	58,785
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.000	12/01/46	405	395,080
PECO Energy Co., 1st Ref. Mort	4.800	10/15/43	120	139,155
PPL Capital Funding, Inc., Gtd. Notes	4.000	09/15/47	500	497,795
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	95	93,643
1st Mortgage, MTN	2.250	09/15/26	370	342,371
Sr. Sec’d. Notes, MTN	5.300	05/01/18	1,300	1,311,005
Southern Power Co., Sr. Unsec’d. Notes	1.950	12/15/19	430	424,643
Southwestern Electric Power Co., Sr. Unsec’d. Notes	2.750	10/01/26	675	637,311
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	351,517
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	449,540
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	49,820
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	3.500	03/15/27	535	539,010
Sr. Unsec’d. Notes	4.000	11/15/46	175	181,687
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	522,481
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	506,460

				12,104,192

Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	201,550

Foods 0.6%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	338,956
JM Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22	115	114,656
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	110	103,375
Gtd. Notes	4.375	06/01/46	35	34,217
Gtd. Notes	5.000	07/15/35	75	81,389
Kroger Co. (The),
Sr. Unsec’d. Notes	3.300	01/15/21	285	289,334
Sr. Unsec’d. Notes	3.875	10/15/46	65	59,506
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	500	482,945
Tyson Foods, Inc., Sr. Unsec’d. Notes	2.250	08/23/21	985	961,734

				2,466,112

See Notes to Financial Statements.

Prudential Core Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600%	03/01/25	220	$223,745
International Paper Co.,
Sr. Unsec’d. Notes	4.350	08/15/48	250	255,914
Sr. Unsec’d. Notes	4.400	08/15/47	180	186,987
Sr. Unsec’d. Notes	4.800	06/15/44	170	186,017

				852,663

Gas 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	310,978
Sempra Energy, Sr. Unsec’d. Notes	2.400	03/15/20	135	134,449
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	534,216

				979,643

Hand/Machine Tools 0.2%
Stanley Black & Decker, Inc., Sub. Notes	1.622	11/17/18	750	746,164

Healthcare - Products 0.5%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.000	09/15/18	395	394,493
Sr. Unsec’d. Notes	2.900	11/30/21	495	493,449
Baxter International, Inc., Sr. Unsec’d. Notes	2.600	08/15/26	170	158,549
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.700	06/06/27	345	339,892
Medtronic, Inc.,
Gtd. Notes	3.500	03/15/25	140	142,514
Gtd. Notes	4.375	03/15/35	328	359,638
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26	105	100,189

				1,988,724

Healthcare - Services 1.1%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	100,317
Sr. Unsec’d. Notes	6.750	12/15/37	170	228,118
AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	232,841
Cigna Corp., Sr. Unsec’d. Notes	3.250	04/15/25	270	266,077
HCA, Inc., Sr. Sec’d. Notes	3.750	03/15/19	700	707,896
Humana, Inc.,
Sr. Unsec’d. Notes	2.500	12/15/20	620	615,584
Sr. Unsec’d. Notes	3.950	03/15/27	85	86,007
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625	11/15/20	260	271,850
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200	07/01/55	75	77,971

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare - Services (cont’d.)
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	40	$41,427
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	2.746	10/01/26	40	37,989
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	190	189,607
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350	09/30/24	410	416,750
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	173,972
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.950	10/15/27	170	164,822
Sr. Unsec’d. Notes	3.375	04/15/27	295	296,101
Sr. Unsec’d. Notes	4.200	01/15/47	415	439,636

				4,346,965

Household Products/Wares 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	3.000	06/26/27	200	190,087

Housewares 0.2%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	2.875	12/01/19	240	241,103
Sr. Unsec’d. Notes	4.200	04/01/26	35	35,679
Sr. Unsec’d. Notes	5.500	04/01/46	425	487,935

				764,717

Insurance 1.0%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/26	410	416,622
Sr. Unsec’d. Notes	4.500	07/16/44	410	423,716
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	108,539
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	113,123
Chubb INA Holdings, Inc.,
Gtd. Notes	3.150	03/15/25	95	94,334
Gtd. Notes	4.350	11/03/45	300	329,158
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.850	08/01/44	300	326,180
Gtd. Notes, 144A	6.500	05/01/42	150	195,422
Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	144,691
Markel Corp., Sr. Unsec’d. Notes	3.625	03/30/23	400	404,691
New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20	225	222,595
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	120	157,079
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950	11/01/19	150	150,933

See Notes to Financial Statements.

Prudential Core Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes	3.100%	11/15/26	105	$101,680
Gtd. Notes	4.300	11/15/46	140	145,975
Gtd. Notes	4.350	05/15/43	140	146,135
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700	01/26/45	140	137,295
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	120	134,443

				3,752,611

Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/19	250	251,109
Sr. Unsec’d. Notes	3.125	06/15/26	250	241,122

				492,231

Media 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	50	51,639
Sr. Sec’d. Notes	6.384	10/23/35	80	92,928
Sr. Sec’d. Notes	6.484	10/23/45	95	110,911
Sr. Sec’d. Notes	6.834	10/23/55	275	335,255
Comcast Corp., Gtd. Notes	2.350	01/15/27	1,350	1,235,533
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	800	782,175
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	195	188,050
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	40	40,856
Gtd. Notes	5.200	09/20/47	155	158,698
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	156,348
Time Warner, Inc.,
Gtd. Notes	3.400	06/15/22	850	856,347
Gtd. Notes	3.800	02/15/27	100	98,416

				4,107,156

Mining 0.2%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250	04/01/42	50	58,255
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	234,028
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	5.250	11/08/42	50	56,668
Sr. Unsec’d. Notes	5.875	04/23/45	90	110,365
Sr. Unsec’d. Notes	6.750	04/16/40	100	131,975

				591,291

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.2%
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24	170	$172,599
Pentair Finance SA (United Kingdom), Gtd. Notes	2.650	12/01/19	420	417,091

				589,690

Multi-National 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	745	725,928
Sr. Unsec’d. Notes	2.750	01/06/23	185	182,032
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375	02/11/20	100	103,444

				1,011,404

Office & Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	2.750	09/01/20	137	136,499

Oil & Gas 2.4%
Anadarko Finance Co., Gtd. Notes	7.500	05/01/31	100	127,061
Andeavor, Sr. Unsec’d. Notes	3.800	04/01/28	380	373,804
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	500	501,635
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23	1,310	1,292,890
Sr. Unsec’d. Notes	6.250	03/15/38	175	220,269
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	384	408,371
Sr. Unsec’d. Notes	6.750	11/15/39	350	420,238
Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	125	123,838
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	55	59,911
Devon Energy Corp., Sr. Unsec’d. Notes	4.750	05/15/42	100	107,130
Devon Financing Co. LLC, Gtd. Notes	7.875	09/30/31	250	340,921
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500	08/15/34	200	246,726
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25	190	199,551
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.000	04/15/24	150	154,166
Sr. Unsec’d. Notes	6.150	06/15/19	300	313,347
Sr. Unsec’d. Notes	6.800	09/15/37	200	258,094
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875	04/19/22	200	201,710
Kerr-McGee Corp., Gtd. Notes	7.875	09/15/31	250	334,549
Noble Energy, Inc.,
Sr. Unsec’d. Notes	3.900	11/15/24	425	434,467
Sr. Unsec’d. Notes	5.050	11/15/44	150	165,227

See Notes to Financial Statements.

Prudential Core Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A	5.375%	03/13/22	80	$84,720
Gtd. Notes	5.500	01/21/21	480	508,944
Gtd. Notes	6.500	06/02/41	90	92,470
Gtd. Notes, 144A, MTN	6.750	09/21/47	690	721,050
Gtd. Notes, MTN	6.875	08/04/26	390	441,285
Sinopec Group Overseas Development Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20	200	198,015
Statoil ASA (Norway), Gtd. Notes	2.250	11/08/19	800	798,694
Valero Energy Corp., Sr. Unsec’d. Notes	3.400	09/15/26	220	217,738

				9,346,821

Oil & Gas Services 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes, 144A	3.337	12/15/27	365	355,888
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000	12/21/25	500	519,091

				874,979

Pharmaceuticals 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	105	105,971
Sr. Unsec’d. Notes	4.500	05/14/35	550	592,419
Allergan Funding SCS,
Gtd. Notes	4.550	03/15/35	225	235,150
Gtd. Notes	4.750	03/15/45	129	136,134
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	54,128
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000	10/08/21	150	150,346
Express Scripts Holding Co.,
Gtd. Notes	3.400	03/01/27	325	313,852
Gtd. Notes	4.500	02/25/26	700	729,997
Johnson & Johnson, Sr. Unsec’d. Notes	3.400	01/15/38	710	703,674
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	4.600	06/01/44	70	75,250
Mylan NV, Gtd. Notes	3.950	06/15/26	400	397,527
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	225	218,201
Gtd. Notes	3.200	09/23/26	1,220	1,168,793

				4,881,442

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines 1.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150%	08/15/26	555	$548,261
DCP Midstream Operating LP,
Gtd. Notes, 144A	4.750	09/30/21	50	52,015
Gtd. Notes, 144A	5.350	03/15/20	150	156,000
Enterprise Products Operating LLC, Gtd. Notes	6.500	01/31/19	420	436,984
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20	600	636,276
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	03/15/45	275	269,483
Sr. Unsec’d. Notes	4.200	10/03/47	375	378,318
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25	130	131,380
Sr. Unsec’d. Notes	4.875	06/01/25	200	212,580
Sr. Unsec’d. Notes	5.200	03/01/47	5	5,510
ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	356,353
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	85	90,494
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	2.646	02/15/20	225	224,633
Sr. Unsec’d. Notes	3.550	10/01/26	310	302,140
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700	06/15/44	270	259,485
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375	10/15/26	140	136,418
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	295,027
Williams Partners LP,
Sr. Unsec’d. Notes	4.000	09/15/25	350	355,805
Sr. Unsec’d. Notes	4.300	03/04/24	325	338,602

				5,185,764

Real Estate Investment Trusts (REITs) 0.7%
Camden Property Trust, Sr. Unsec’d. Notes	4.625	06/15/21	200	210,037
DDR Corp., Sr. Unsec’d. Notes	3.900	08/15/24	1,160	1,185,026
HCP, Inc., Sr. Unsec’d. Notes	4.000	06/01/25	300	305,175
Welltower, Inc., Sr. Unsec’d. Notes	6.125	04/15/20	430	460,901
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625	09/15/23	425	453,912

				2,615,051

Retail 0.5%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	918,396
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	07/20/45	625	698,645
Sr. Unsec’d. Notes	5.300	12/05/43	150	170,844

See Notes to Financial Statements.

Prudential Core Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail (cont’d.)
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	65	$61,136
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	30	33,393

				1,882,414

Semiconductors 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875	01/15/27	480	467,121

Software 0.6%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	200	205,336
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	500	514,179
Microsoft Corp.,
Sr. Unsec’d. Notes	2.375	02/12/22	290	286,391
Sr. Unsec’d. Notes	3.125	11/03/25	125	125,450
Sr. Unsec’d. Notes	3.950	08/08/56	405	418,933
Oracle Corp.,
Sr. Unsec’d. Notes	3.800	11/15/37	415	425,522
Sr. Unsec’d. Notes	4.000	07/15/46	350	361,622

				2,337,433

Telecommunications 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	4.900	08/14/37	150	152,029
Sr. Unsec’d. Notes	5.300	08/14/58	170	171,812
Sr. Unsec’d. Notes	3.400	05/15/25	530	515,688
Sr. Unsec’d. Notes	4.500	05/15/35	60	59,097
Sr. Unsec’d. Notes	5.250	03/01/37	445	470,262
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	290	297,325
Sr. Unsec’d. Notes	4.600	04/01/21	100	105,734

				1,771,947

Textiles 0.3%
Cintas Corp. No. 2,
Gtd. Notes	2.900	04/01/22	385	384,678
Gtd. Notes	3.700	04/01/27	815	829,480

				1,214,158

Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450	03/15/43	280	310,251
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	5.550	03/01/19	250	258,298

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Transportation (cont’d.)
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250%	05/15/19	250	$264,467
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26	420	393,319
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	110	109,962

				1,336,297

Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050	01/09/20	300	302,137

Water 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750	09/01/47	270	271,142
Sr. Unsec’d. Notes	4.000	12/01/46	145	148,998

				420,140

TOTAL CORPORATE BONDS (cost $117,905,826)				118,038,531

MUNICIPAL BONDS 1.0%

Alabama 0.0%
Alabama Economic Settlement Authority, Revenue Bonds, BABs	4.263	09/15/32	40	42,126

California 0.2%
California Educational Facilities Authority, Revenue Bonds	5.000	06/01/46	130	173,078
City of Los Angeles Department of Airports, Revenue Bonds, BABs	6.582	05/15/39	300	390,759
University of California,
Revenue Bonds	3.931	05/15/45	30	30,339
Revenue Bonds	4.131	05/15/45	30	30,804

				624,980

Illinois 0.2%
State of Illinois, General Obligation	5.000	11/01/22	895	952,396

New Jersey 0.1%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102	01/01/41	250	366,590

See Notes to Financial Statements.

Prudential Core Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

North Carolina 0.2%
North Carolina State Education Assistance Authority, Revenue Bonds	2.545	%(cc)	07/25/36	700	$701,428

Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	5.511		12/01/45	150	190,003
Revenue Bonds, BABs	6.105		12/01/39	70	92,443

					282,446

Texas 0.2%
Permanent University Fund - University of Texas System, Revenue Bonds	3.376		07/01/47	555	536,130
University of Texas System (The), Revenue Bonds	5.000		08/15/47	305	392,804

					928,934

Virginia 0.0%
University of Virginia, Revenue Bonds	4.179		09/01/2117	130	130,065

TOTAL MUNICIPAL BONDS (cost $4,049,604)					4,028,965

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.3%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250		12/25/33	7	7,588
American Home Mortgage Investment Trust, Series 2004-4, Class 5A, 6 Month LIBOR + 2.000%	3.844	(c)	02/25/45	15	15,358
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	(cc)	01/27/30	224	223,987
Bayview Opportunity Master Fund IIIb Trust,
Series 2017-CRT2, Class M, 144A, 1 Month LIBOR + 2.000%	3.567	(c)	11/25/27	156	156,226
Bayview Opportunity Master Fund IVb Trust,
Series 2017-CRT1, Class M, 144A, 1 Month LIBOR + 2.150%	3.717	(c)	10/25/28	267	267,798
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250		04/26/37	316	274,321
Bear Stearns ARM Trust, Series 2005-5, Class A2, 1Y CMT + 2.150%	3.580	(c)	08/25/35	106	105,538
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.261	(c)	10/25/27	223	223,558
CIM Trust,
Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	(c)	12/25/57	438	442,551
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	(c)	01/25/57	961	980,916

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CIM Trust, (cont’d.)
Series 2017-6, Class A1, 144A	3.015	%(cc)	06/25/57	476	$468,501
Series 2017-8, Class A1, 144A	3.000	(cc)	12/25/65	1,055	1,055,589
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500		04/25/33	7	7,521
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%	3.711	(c)	09/25/28	44	44,525
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.011	(c)	01/25/29	84	84,541
FHLMC Structured Pass-Through Securities,
Series T-59, Class 1A2	7.000		10/25/43	127	144,253
Series T-75, Class A1, 1 Month LIBOR + 0.040%	1.592	(c)	12/25/36	109	108,708
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1, 1 Month LIBOR + 0.900%	2.461	(c)	10/25/27	92	92,172
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%	2.861	(c)	03/25/29	240	243,157
Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	2.861	(c)	04/25/29	260	264,052
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%	2.761	(c)	07/25/29	613	620,881
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%	2.311	(c)	03/25/30	1,469	1,478,148
Government National Mortgage Assoc.,
Series 2000-9, Class FG, 1 Month LIBOR + 0.600%	2.160	(c)	02/16/30	20	20,499
Series 2000-9, Class FH, 1 Month LIBOR + 0.500%	2.060	(c)	02/16/30	15	15,007
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	3.619	(cc)	09/25/35	73	74,278
Lanark Master Issuer PLC (United Kingdom), Series 2018-1A, Class 1A, 144A, 1 Month LIBOR + 0.420%	2.235	(c)	12/22/69	600	599,999
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	(c)	04/01/22	418	418,262
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.568	(c)	05/01/22	1,398	1,396,957
Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.568	(c)	05/01/22	1,239	1,238,569
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.318	(c)	09/01/22	140	140,417
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.218	(c)	11/01/22	585	584,588
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A, 1 Month LIBOR + 1.000%	2.568	(c)	10/25/35	65	62,074

See Notes to Financial Statements.

Prudential Core Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Investors Trust MLMI, Series 2005-A10, Class A, 1 Month LIBOR + 0.210%	1.771	%(c)	02/25/36	133	$127,263
Sequoia Mortgage Trust, Series 10, Class 2A1, 1 Month LIBOR + 0.760%	2.321	(c)	10/20/27	63	60,364
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1, 1 Month LIBOR + 0.250%	1.808	(c)	07/19/35	54	51,651
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR6, Class A, 12MTA + 1.400%	2.532	(c)	06/25/42	103	98,780
Series 2002-AR9, Class 1A, 12MTA + 1.400%	2.532	(c)	08/25/42	6	5,691
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.290%	1.851	(c)	10/25/45	711	686,300

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,835,735)					12,890,588

SOVEREIGN BONDS 2.1%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125		10/11/27	1,140	1,093,921
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN	1.125		08/03/19	200	196,619
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.375		09/18/37	175	233,013
Sr. Unsec’d. Notes	4.375		07/12/21	200	210,000
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875		02/01/28	290	288,289
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	1.875		09/16/19	200	198,504
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	4.350		01/11/48	525	519,171
Sr. Unsec’d. Notes, MTN	3.750		04/25/22	200	204,514
Sr. Unsec’d. Notes, MTN	4.750		01/08/26	200	214,411
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	2.125		06/01/20	200	197,723
Gov’t. Gtd. Notes	2.125		07/21/20	400	395,168
Gov’t. Gtd. Notes	2.125		11/16/20	800	787,029
Gov’t. Gtd. Notes	2.250		02/24/20	200	198,736
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125		10/25/23	200	189,214
Sr. Unsec’d. Notes, 144A, MTN	2.625		04/20/22	400	394,322
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	6.125		03/09/21	260	285,129
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750		03/16/25	200	206,600

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%	03/17/23	100	$100,050
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	92,075
Province of Ontario (Canada),
Sr. Unsec’d. Notes	2.250	05/18/22	165	161,314
Sr. Unsec’d. Notes	4.400	04/14/20	120	124,845
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27	415	403,662
Unsec’d. Notes, MTN	7.140	02/27/26	100	123,912
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21	205	198,834
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	449,650
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	393,432
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20	250	268,110
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100	06/18/50	150	162,975

TOTAL SOVEREIGN BONDS (cost $8,395,055)				8,291,222

U.S. GOVERNMENT AGENCY OBLIGATIONS 23.6%
Federal Home Loan Mortgage Corp.	3.000	12/01/46	1,438	1,411,382
Federal Home Loan Mortgage Corp.	4.000	05/01/46	482	498,827
Federal Home Loan Mortgage Corp.	4.000	08/01/46	458	473,884
Federal Home Loan Mortgage Corp.	1.375	08/15/19	320	316,486
Federal Home Loan Mortgage Corp.	1.625	09/29/20	425	417,501
Federal Home Loan Mortgage Corp.	2.000	01/01/32	542	520,919
Federal Home Loan Mortgage Corp.	2.500	01/01/29	779	771,664
Federal Home Loan Mortgage Corp.	2.500	01/01/32	479	472,072
Federal Home Loan Mortgage Corp.	3.000	01/01/37	510	508,842
Federal Home Loan Mortgage Corp.	3.000	07/01/43	749	737,885
Federal Home Loan Mortgage Corp.	3.000	01/01/47	3,507	3,439,429
Federal Home Loan Mortgage Corp.	3.500	06/01/42	692	702,629
Federal Home Loan Mortgage Corp.	3.500	09/01/42	898	911,724
Federal Home Loan Mortgage Corp.	3.500	06/01/43	473	479,600
Federal Home Loan Mortgage Corp.	3.500	05/01/45	739	747,797
Federal Home Loan Mortgage Corp.	3.500	TBA	2,500	2,520,117
Federal Home Loan Mortgage Corp.	4.000	12/01/40	262	271,764
Federal Home Loan Mortgage Corp.	4.000	01/01/41	542	562,360
Federal Home Loan Mortgage Corp.	4.000	04/01/42	727	752,261
Federal Home Loan Mortgage Corp.	4.000	10/01/45	406	419,716
Federal Home Loan Mortgage Corp.	4.000	TBA	500	515,790

See Notes to Financial Statements.

Prudential Core Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.500%		06/01/42	245	$258,764
Federal Home Loan Mortgage Corp.	4.500		09/01/44	324	341,276
Federal Home Loan Mortgage Corp.	5.000		08/01/40	504	547,006
Federal National Mortgage Assoc.	3.000		02/01/43	434	427,918
Federal National Mortgage Assoc.	3.000		12/01/46	500	490,155
Federal National Mortgage Assoc.	3.000		01/01/47	1,000	981,038
Federal National Mortgage Assoc.	3.500		08/01/31	839	859,926
Federal National Mortgage Assoc.	3.500		10/01/42	722	732,800
Federal National Mortgage Assoc.	3.500		06/01/45	1,358	1,371,555
Federal National Mortgage Assoc.	3.500		09/01/45	919	928,294
Federal National Mortgage Assoc.	4.000		12/01/41	702	728,442
Federal National Mortgage Assoc.	4.000		08/01/46	860	891,982
Federal National Mortgage Assoc.	4.500		08/01/41	874	925,680
Federal National Mortgage Assoc.	4.500		08/01/44	675	713,608
Federal National Mortgage Assoc.	4.500		01/01/45	451	476,609
Federal National Mortgage Assoc.	5.000		03/01/42	794	856,190
Federal National Mortgage Assoc.	2.375		01/19/23	1,490	1,475,064
Federal National Mortgage Assoc.	2.500		05/01/30	682	674,366
Federal National Mortgage Assoc.	2.500		11/01/31	486	479,327
Federal National Mortgage Assoc.	2.500		11/01/31	479	472,487
Federal National Mortgage Assoc.	2.500		02/01/43	172	163,095
Federal National Mortgage Assoc.	2.500		09/01/46	477	450,285
Federal National Mortgage Assoc.	2.500		10/01/46	466	440,304
Federal National Mortgage Assoc.	2.625	(cc)	08/01/24	10	10,341
Federal National Mortgage Assoc.	3.000		06/01/30	453	456,006
Federal National Mortgage Assoc.	3.000		11/01/36	445	443,076
Federal National Mortgage Assoc.	3.000		10/01/42	712	702,167
Federal National Mortgage Assoc.	3.000		10/01/42	440	433,440
Federal National Mortgage Assoc.	3.000		04/01/43	727	716,759
Federal National Mortgage Assoc.	3.000		06/01/43	940	926,122
Federal National Mortgage Assoc.	3.000		06/01/43	1,150	1,133,673
Federal National Mortgage Assoc.	3.000		07/01/43	960	946,244
Federal National Mortgage Assoc.	3.000		TBA	10,500	10,553,731
Federal National Mortgage Assoc.	3.000		01/01/47	745	730,503
Federal National Mortgage Assoc.	3.500		12/01/29	309	316,746
Federal National Mortgage Assoc.	3.500		10/01/41	301	305,231
Federal National Mortgage Assoc.	3.500		04/01/42	611	620,818
Federal National Mortgage Assoc.	3.500		05/01/42	624	633,359
Federal National Mortgage Assoc.	3.500		06/01/42	1,334	1,355,020
Federal National Mortgage Assoc.	3.500		10/01/42	993	1,007,416
Federal National Mortgage Assoc.	3.500		06/01/43	467	473,529
Federal National Mortgage Assoc.	3.500		06/01/45	717	724,354
Federal National Mortgage Assoc.	3.500		10/01/45	1,208	1,220,601

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%		01/01/46	964	$974,265
Federal National Mortgage Assoc.	3.500		01/01/46	420	424,228
Federal National Mortgage Assoc.	3.500		TBA	3,000	3,022,790
Federal National Mortgage Assoc.	4.000		02/01/41	797	826,587
Federal National Mortgage Assoc.	4.000		TBA	750	773,394
Federal National Mortgage Assoc.	4.000		TBA	1,000	1,032,930
Federal National Mortgage Assoc.	4.000		09/01/44	487	503,391
Federal National Mortgage Assoc.	4.000		10/01/44	1,195	1,235,340
Federal National Mortgage Assoc.	4.000		12/01/45	397	409,777
Federal National Mortgage Assoc.	4.500		08/01/40	224	238,038
Federal National Mortgage Assoc.	4.500		04/01/41	119	126,273
Federal National Mortgage Assoc.	4.500		08/01/41	358	380,130
Federal National Mortgage Assoc.	5.000		09/01/30	55	58,796
Federal National Mortgage Assoc.	5.500		TBA	750	815,308
Federal National Mortgage Assoc.	5.500		01/01/40	306	335,166
Federal National Mortgage Assoc.	5.565	(cc)	12/01/30	1	1,029
Federal National Mortgage Assoc.	6.000		10/01/36	178	201,145
Federal National Mortgage Assoc.	6.000		07/01/41	189	211,900
Federal National Mortgage Assoc.(k)	6.625		11/15/30	485	664,681
Federal National Mortgage Assoc.(k)	7.125		01/15/30	80	112,157
Government National Mortgage Assoc.	3.000		05/20/45	459	454,943
Government National Mortgage Assoc.	3.000		08/15/45	490	486,634
Government National Mortgage Assoc.	3.000		07/20/46	925	916,823
Government National Mortgage Assoc.	3.000		10/20/46	458	454,250
Government National Mortgage Assoc.	3.500		01/15/42	211	215,843
Government National Mortgage Assoc.	3.500		12/20/46	1,444	1,471,286
Government National Mortgage Assoc.	4.000		12/20/40	534	562,170
Government National Mortgage Assoc.	4.000		06/20/41	209	220,275
Government National Mortgage Assoc.	4.000		04/20/43	322	337,941
Government National Mortgage Assoc.	4.000		09/20/44	422	440,740
Government National Mortgage Assoc.	4.000		10/20/45	414	431,304
Government National Mortgage Assoc.	4.000		03/20/47	710	734,930
Government National Mortgage Assoc.	4.500		07/20/46	465	490,845
Government National Mortgage Assoc.	4.500		08/20/46	393	414,581
Government National Mortgage Assoc.	4.500		11/20/46	383	402,716
Government National Mortgage Assoc.	5.000		08/20/45	426	449,216
Government National Mortgage Assoc.	2.500		12/20/46	323	309,431
Government National Mortgage Assoc.	3.000		03/20/43	870	865,534
Government National Mortgage Assoc.	3.000		08/20/43	167	166,647
Government National Mortgage Assoc.	3.000		09/20/43	316	314,655
Government National Mortgage Assoc.	3.000		01/20/44	294	292,954
Government National Mortgage Assoc.	3.000		03/20/47	2,022	2,003,942
Government National Mortgage Assoc.	3.500		12/20/42	607	621,562

See Notes to Financial Statements.

Prudential Core Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.500%		01/20/43	888	$908,884
Government National Mortgage Assoc.	3.500		02/20/43	402	411,066
Government National Mortgage Assoc.	3.500		03/20/45	306	311,615
Government National Mortgage Assoc.	3.500		04/20/45	1,278	1,303,536
Government National Mortgage Assoc.	3.500		TBA	2,500	2,545,312
Government National Mortgage Assoc.	3.500		07/20/46	1,689	1,720,926
Government National Mortgage Assoc.	4.000		11/15/41	291	303,004
Government National Mortgage Assoc.	4.000		12/20/42	428	448,614
Government National Mortgage Assoc.	4.000		10/20/43	350	366,433
Government National Mortgage Assoc.	4.000		08/20/45	437	455,371
Government National Mortgage Assoc.	4.000		11/20/46	632	655,297
Government National Mortgage Assoc.	4.500		10/20/43	176	186,250
Government National Mortgage Assoc.	4.500		01/20/44	210	222,671
Government National Mortgage Assoc.	4.500		04/20/44	740	784,207
Government National Mortgage Assoc.	4.500		03/20/45	193	203,866
Government National Mortgage Assoc.	5.000		10/20/37	14	14,773
Government National Mortgage Assoc.	5.000		04/20/45	107	113,227
Government National Mortgage Assoc.	6.000		12/15/39	251	278,800

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $95,225,846)					93,488,355

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Bonds	2.750		08/15/47	430	413,438
U.S. Treasury Bonds(k)	2.875		05/15/43	85	84,329
U.S. Treasury Bonds	2.875		08/15/45	20	19,767
U.S. Treasury Bonds	3.000		11/15/44	180	182,313
U.S. Treasury Bonds(k)	3.000		05/15/45	4,435	4,490,611
U.S. Treasury Bonds	3.625		08/15/43	10	11,266
U.S. Treasury Bonds	4.250		11/15/40	115	141,077
U.S. Treasury Bonds	4.750		02/15/41	140	183,772
U.S. Treasury Notes	2.000		01/31/20	100	99,711
U.S. Treasury Notes(k)	0.750		02/28/18	225	224,894
U.S. Treasury Notes	1.500		03/31/23	3,150	2,990,901
U.S. Treasury Notes	1.625		04/30/23	3,645	3,479,267
U.S. Treasury Notes	1.875		04/30/22	4,134	4,034,203
U.S. Treasury Notes	2.000		06/30/24	340	327,144
U.S. Treasury Notes	2.125		05/15/25	8,250	7,947,070
U.S. Treasury Notes	2.500		01/31/25	2,300	2,276,192
U.S. Treasury Strips Coupon	2.739	(s)	11/15/29	575	410,856
U.S. Treasury Strips Coupon(k)	2.570	(s)	02/15/31	2,460	1,690,657
U.S. Treasury Strips Coupon	2.763	(s)	08/15/29	100	71,998
U.S. Treasury Strips Coupon	2.857	(s)	05/15/31	100	68,221

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	3.019	%(s)	11/15/35	200	$118,803
U.S. Treasury Strips Coupon	3.177	(s)	08/15/40	200	102,723

TOTAL U.S. TREASURY OBLIGATIONS (cost $30,095,575)					29,369,213

TOTAL LONG-TERM INVESTMENTS (cost $396,951,093)					393,335,795

				Shares

SHORT-TERM INVESTMENTS 6.8%

AFFILIATED MUTUAL FUNDS 6.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				26,937,996	26,937,996
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)				1,114	1,114

TOTAL AFFILIATED MUTUAL FUNDS (cost $26,939,110)					26,939,110

OPTION PURCHASED~* 0.0% (cost $15,459)					9,883

TOTAL SHORT-TERM INVESTMENTS (cost $26,954,569)					26,948,993

TOTAL INVESTMENTS 106.2% (cost $423,905,662)					420,284,788
Liabilities in excess of other assets(z) (6.2)%					(24,514,188)

NET ASSETS 100.0%					$395,770,600

The following abbreviations are used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A—Annual payment frequency for swaps

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

Aces—Alternative Credit Enhancements Securities

BABs—Build America Bonds

bps—Basis Points

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

See Notes to Financial Statements.

Prudential Core Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NSA—Non-Seasonally Adjusted

OTC—Over-the-counter

REIT(s) —Real Estate Investment Trust(s)

Strips—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

USOIS—United States Overnight Index Swap

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $694,712 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $199,444. The aggregate value of $199,701 is approximately 0.1% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments at market value:

Option Purchased:

Exchange Traded

Description	Call/Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	02/23/18	$115.25	115	115	$9,883

See Notes to Financial Statements.

44

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
318	2 Year U.S. Treasury Notes	Mar. 2018	$67,808,532	$(363,470)
736	5 Year U.S. Treasury Notes	Mar. 2018	84,427,250	(1,228,316)
25	10 Year U.S. Ultra Treasury Notes	Mar. 2018	3,255,078	(94,922)
180	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	29,148,750	(720,000)

				(2,406,708)

	Short Positions:
88	90 Day Euro Dollar	Dec. 2018	21,475,300	96,800
44	10 Year U.S. Treasury Notes	Mar. 2018	5,349,437	54,516
178	20 Year U.S. Treasury Bonds	Mar. 2018	26,310,625	813,723

				965,039

				$(1,441,669)

A security with a market value of $865,721 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at January 31, 2018.

Credit default swap agreement outstanding at January 31, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	1,407	(26,031)	27,438	Morgan Stanley

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Prudential Core Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation Swap Agreement outstanding at January 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
450	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$10	$(8,432)	$(8,442)

Interest rate swap agreements outstanding at January 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
15,900	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	(6,037)	80,801	86,838
3,010	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,835)	14,441	16,276
8,085	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	2,248	33,134	30,886
13,855	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	10,045	58,416	48,371
7,205	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	2,024	16,783	14,759
130	05/31/21	1.849%(S)	3 Month LIBOR(1)(Q)	582	2,630	2,048
1,120	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(3,197)	12,617	15,814
395	05/31/23	1.399%(S)	3 Month LIBOR(1)(Q)	(7,190)	23,960	31,150
3,545	08/15/23	1.406%(S)	3 Month LIBOR(1)(Q)	—	210,689	210,689
1,690	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	81,188	95,425	14,237
1,600	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	—	33,612	33,612
1,215	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	3,113	27,667	24,554
2,571	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(2,558)	52,933	55,491
3,080	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(17,091)	60,412	77,503

See Notes to Financial Statements.

46

Interest rate swap agreements outstanding at January 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d):
1,580	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(3,010)	29,401	32,411
1,120	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	32,554	32,554
9,600	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	29,515	278,054	248,539
3,450	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	11,173	98,743	87,570
5,535	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	18,482	119,791	101,309
1,765	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	—	61,253	61,253
1,447	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	19,731	62,751	43,020
390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	495	14,416	13,921
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	12,380	12,380
920	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(543)	20,753	21,296
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	9,243	9,243
1,725	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(11,942)	(114,770)	(102,828)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	4,908	4,908

				$125,193	$1,352,997	$1,227,804

Cash of $151,000 and securities, including those pending settlement, with a combined market value of $1,224,768 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at January 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(26,031)	$27,438	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Core Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$13,569,967	$—
Collateralized Loan Obligations	—	38,769,930	—
Consumer Loans	—	3,215,772	—
Credit Cards	—	6,735,630	—
Equipment	—	2,057,169	—
Home Equity Loans	—	1,498,871	694,712
Other	—	87,606	—
Residential Mortgage-Backed Securities	—	7,425,666	—
Student Loans	—	3,228,746	—
Commercial Mortgage-Backed Securities	—	49,944,852	—
Corporate Bonds	—	118,038,531	—
Municipal Bonds	—	4,028,965	—
Residential Mortgage-Backed Securities	—	12,890,588	—
Sovereign Bonds	—	8,291,222	—
U.S. Government Agency Obligations	—	93,488,355	—
U.S. Treasury Obligations	—	29,369,213	—
Affiliated Mutual Funds	26,939,110	—	—
Option Purchased	9,883	—	—
Other Financial Instruments*
Futures Contracts	(1,441,669)	—	—
OTC Credit Default Swap Agreement	—	1,407	—
Centrally Cleared Inflation Swap Agreement		(8,442)
Centrally Cleared Interest Rate Swap Agreements	—	1,227,804	—

Total	$25,507,324	$393,861,852	$694,712

See Notes to Financial Statements.

48

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset- Backed Securities— Collateralized Loan Obligations	Asset- Backed Securities— Credit Cards	Asset- Backed Securities— Home Equity Loans	Asset- Backed Securities— Residential Mortgage- Backed Securities	Commercial Mortgage- Backed Securities	Residential Mortgage- Backed Securities
Balance as of 07/31/2017	$500,000	$500,000	$—	$675,000	$823,976	$1,350,000
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)**	—	—	6	—	—	—
Purchases/Exchanges/Issuances	—	—	694,712	—	—	—
Sales/Paydowns	—	—	—	—	—	(1,350,000)
Accrued discounts/premiums	—	—	(6)	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(500,000)	(500,000)	—	(675,000)	(823,976)	—

Balance as of 01/31/2018	$—	$—	$694,712	$—	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $6 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Home Equity Loans	$694,712	Market Approach	Single Broker Indicative Quote

See Notes to Financial Statements.

Prudential Core Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities—Collateralized Loan Obligations	$500,000	L3 to L2	Cost to Evaluated Bid
Asset-Backed Securities—Credit Cards	$500,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities—Residential Mortgage-Backed Securities	$675,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$823,976	L3 to L2	Cost to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

U.S. Government Agency Obligations	23.6%
Commercial Mortgage-Backed Securities	12.6
Collateralized Loan Obligations	9.8
Banks	7.6
U.S. Treasury Obligations	7.4
Affiliated Mutual Funds	6.8
Residential Mortgage-Backed Securities	5.2
Automobiles	3.5
Electric	3.1
Oil & Gas	2.4
Sovereign Bonds	2.1
Credit Cards	1.7
Pipelines	1.3
Pharmaceuticals	1.2
Healthcare-Services	1.1
Auto Manufacturers	1.0
Media	1.0
Municipal Bonds	1.0
Chemicals	1.0
Insurance	1.0
Student Loans	0.8
Consumer Loans	0.8
Real Estate Investment Trusts (REITs)	0.7
Commercial Services	0.6
Foods	0.6
Software	0.6
Home Equity Loans	0.6%
Biotechnology	0.5
Equipment	0.5
Healthcare-Products	0.5
Diversified Financial Services	0.5
Retail	0.5
Telecommunications	0.4
Transportation	0.3
Containers & Packaging	0.3
Textiles	0.3
Airlines	0.3
Multi-National	0.3
Gas	0.2
Agriculture	0.2
Oil & Gas Services	0.2
Forest Products & Paper	0.2
Housewares	0.2
Hand/Machine Tools	0.2
Computers	0.2
Mining	0.2
Miscellaneous Manufacturing	0.2
Lodging	0.1
Semiconductors	0.1
Diversified Machinery	0.1
Water	0.1
Building Materials	0.1

See Notes to Financial Statements.

50

Industry Classification (cont’d.)
Trucking & Leasing	0.1%
Beverages	0.1
Engineering & Construction	0.1
Household Products/Wares	0.1
Aerospace & Defense	0.0	*
Office & Business Equipment	0.0	%*
Other	0.0	*

	106.2
Liabilities in excess of other assets	(6.2)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Premiums received for OTC swap agreements	$26,031
Credit contracts	Unrealized appreciation on OTC swap agreements	27,438		—	—
Interest rate contracts	Due from/to broker-variation margin futures	965,039	*	Due from/to broker—variation margin futures	2,406,708	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,330,632	*	Due from/to broker—variation margin swaps	111,270	*
Interest rate contracts	Unaffiliated investments	9,883		—	—

Total		$2,332,992			$2,544,009

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable)is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Core Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$15,331
Interest rate contracts	(232,128)	156,831	(61,161)	95,219

Total	$(232,128)	$156,831	$(61,161)	$110,550

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$(5,715)
Interest rate contracts	(6,691)	(10,647)	(1,556,572)	1,192,304

Total	$(6,691)	$(10,647)	$(1,556,572)	$1,186,589

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended January 31, 2018, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Credit Default Swap Agreements— Sell Protection(2)	Interest Rate Swap Agreements(2)	Inflation Swaps(2)
$54,595	$203,000	$144,689,532	$43,567,657	$2,000,000	$83,779,667	$375,000

(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

52

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Morgan Stanley	27,438	(26,031)	1,407	—	1,407

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premium paid/(received) on swap agreements and market value of purchase and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Core Bond Fund	53

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $396,966,552)	$393,345,678
Affiliated investments (cost $26,939,110)	26,939,110
Cash	41,020
Deposit with broker for centrally cleared swaps	151,000
Receivable for investments sold	19,122,695
Receivable for Fund shares sold	2,548,540
Interest receivable	1,849,353
Due from broker—variation margin swaps	41,795
Unrealized appreciation on OTC swap agreements	27,438
Due from broker—variation margin futures	8,909
Prepaid expenses	1,870

Total assets	444,077,408

Liabilities
Payable for investments purchased	46,647,134
Payable for Fund shares reacquired	1,431,565
Management fee payable	95,131
Accrued expenses and other liabilities	90,377
Premium received for OTC swap agreements	26,031
Distribution fee payable	13,902
Dividends payable	2,090
Affiliated transfer agent fee payable	578

Total liabilities	48,306,808

Net Assets	$395,770,600

Net assets were comprised of:
Shares of beneficial interest, at par	$40,193
Paid-in capital in excess of par	404,304,081

404,344,274
Distributions in excess of net investment income	(651,063)
Accumulated net realized loss on investment transactions	(3,878,368)
Net unrealized depreciation on investments	(4,044,243)

Net assets, January 31, 2018	$395,770,600

See Notes to Financial Statements.

54

Class A
Net asset value and redemption price per share, ($50,721,658 ÷ 5,152,360 shares of beneficial interest issued and outstanding)	$9.84
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.30

Class C
Net asset value, offering price and redemption price per share, ($3,901,423 ÷ 396,100 shares of beneficial interest issued and outstanding)	$9.85

Class Q
Net asset value, offering price and redemption price per share, ($261,846,202 ÷ 26,589,634 shares of beneficial interest issued and outstanding)	$9.85

Class R
Net asset value, offering price and redemption price per share, ($14,450 ÷ 1,468 shares of beneficial interest issued and outstanding)	$9.84

Class Z
Net asset value, offering price and redemption price per share, ($79,286,867 ÷ 8,053,185 shares of beneficial interest issued and outstanding)	$9.85

See Notes to Financial Statements.

Prudential Core Bond Fund	55

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Income
Interest income	$4,756,460
Affiliated dividend income	196,284
Income from securities lending, net (including affiliated income of $417)	1,187

Total income	4,953,931

Expenses
Management fee	641,048
Distribution fee(a)	76,446
Custodian and accounting fees	70,961
Registration fees(a)	67,646
Transfer agent’s fees and expenses (including affiliated expense of $1,512)(a)	55,438
Audit fee	31,616
Shareholders’ reports	26,060
Legal fees and expenses	11,117
Trustees’ fees	7,076
Miscellaneous	6,901

Total expenses	994,309
Less: Management fee waiver and/or expense reimbursement(a)	(152,193)
Distribution fee waiver(a)	(16)

Net expenses	842,100

Net investment income (loss)	4,111,831

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(156,534)
Futures transactions	(61,161)
Options written transactions	156,831
Swap agreements transactions	110,550
Foreign currency transactions	(1,675)

48,011

Net change in unrealized appreciation (depreciation) on:
Investments	(4,712,312)
Futures	(1,556,572)
Options written	(10,647)
Swap agreements	1,186,589
Foreign currencies	(2)

(5,092,944)

Net gain (loss) on investment and foreign currency transactions	(5,044,933)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(933,102)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Q	Class R	Class Z
Distribution fee	58,054	18,344	—	48	—
Registration fees	9,203	6,605	19,845	8,097	23,896
Transfer Agency fees and expenses	28,325	2,368	72	19	24,654
Including affiliated expenses	676	160	106	20	550
Management fee waiver and/or expense reimbursement	(33,971)	(8,710)	(58,844)	(8,115)	(42,553)
Distribution fee waiver	—	—	—	(16)	—

See Notes to Financial Statements.

56

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,111,831	$4,701,670
Net realized gain (loss) on investment and foreign currency transactions	48,011	(1,042,458)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,092,944)	(477,719)

Net increase (decrease) in net assets resulting from operations	(933,102)	3,181,493

Dividends from net investment income
Class A	(549,924)	(829,812)
Class C	(29,767)	(42,130)
Class Q	(3,116,720)	(2,138,412)
Class R	(134)	(196)
Class Z	(1,073,104)	(2,651,141)

	(4,769,649)	(5,661,691)

Fund share transactions
Net proceeds from shares sold	97,809,560	301,461,573
Net asset value of shares issued in reinvestment of dividends and distributions	4,757,495	5,627,254
Cost of shares reacquired	(31,722,303)	(90,643,525)

Net increase (decrease) in net assets from Fund share transactions	70,844,752	216,445,302

Total increase (decrease)	65,142,001	213,965,104

Net Assets:
Beginning of period	330,628,599	116,663,495

End of period(a)	$395,770,600	$330,628,599

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(651,063)	$6,755

See Notes to Financial Statements.

Prudential Core Bond Fund	57

Notes to Financial Statements (unaudited)

The Target Portfolio Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Trust currently consists of three series: Prudential Corporate Bond Fund, Prudential Core Bond Fund and Prudential QMA Small-Cap Value Fund. These financial statements relate to the Prudential Core Bond Fund (the “Fund”).

The investment objective of the Fund is total return.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these

58

securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the

Prudential Core Bond Fund	59

Notes to Financial Statements (unaudited) (continued)

respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a

60

reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the

Prudential Core Bond Fund	61

Notes to Financial Statements (unaudited) (continued)

premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused

62

by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Prudential Core Bond Fund	63

Notes to Financial Statements (unaudited) (continued)

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

64

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and

Prudential Core Bond Fund	65

Notes to Financial Statements (unaudited) (continued)

to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2018, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the

66

possibility of political or economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the exdate. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include Distribution fees and Distribution fee waivers, and effective August 1, 2017, Transfer Agent’s fees and expenses, Registration fees and Management fee waivers. Prior to August 1, 2017 Transfer Agent’s fees and expenses, Registration fees and Management fee waivers were not designated as class specific expenses and were allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under

Prudential Core Bond Fund	67

Notes to Financial Statements (unaudited) (continued)

the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.35% of the Fund’s average daily net assets up to $10 billion and 0.34% of such assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.35% for the six months ended January 31, 2018. The effective management fee rate, net of waivers and/or expense reimbursement, was 0.27%.

PGIM Investments has contractually agreed through November 30, 2018, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.70% of average daily net assets for Class A shares, 1.45% of average daily net assets for Class C shares, 0.40% of average daily net assets for Class Q shares, 0.95% of average daily net assets for Class R shares and 0.45% of average daily net assets for Class Z shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

68

The Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Fund’s Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1% and 0.75% of the average daily net assets of the Class A, C and R shares, respectively. PIMS has contractually agreed through November 30, 2018 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $118,415 in front-end sales charges resulting from sales of Class A shares, during the six months ended January 31, 2018. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2018, it received $394 and $1,132 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended January 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments.

Prudential Core Bond Fund	69

Notes to Financial Statements (unaudited) (continued)

For the reporting period ended January 31, 2018, PGIM, Inc. was compensated $540 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended January 31, 2018, were $382,005,924 and $291,157,582, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2018 were as follows:

Tax Basis	$425,260,397

Gross Unrealized Appreciation	860,973
Gross Unrealized Depreciation	(6,057,482)

Net Unrealized Depreciation	$(5,196,509)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward for the tax year ended July 31, 2017 of approximately $1,569,000 which can be carried forward for an unlimited period. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $1,104,000 as having been incurred in the following fiscal year (July 31, 2018).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

70

6. Capital and Ownership

The Fund offers Class A, Class C Class Q, Class R and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of January 31, 2018, Prudential owned 1,064 Class R shares of the Fund.

At reporting period end, three shareholders of record held 94% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2018:
Shares sold	973,733	$9,688,220
Shares issued in reinvestment of dividends and distributions	55,076	548,571
Shares reacquired	(200,771)	(2,002,978)

Net increase (decrease) in shares outstanding before conversion	828,038	8,233,813
Shares issued upon conversion from other share class(es)	5,224	51,911
Shares reacquired upon conversion into other share class(es)	(34,565)	(344,685)

Net increase (decrease) in shares outstanding	798,697	$7,941,039

Year ended July 31, 2017:
Shares sold	4,879,112	$48,572,739
Shares issued in reinvestment of dividends and distributions	83,292	827,658
Shares reacquired	(2,273,240)	(22,525,876)

Net increase (decrease) in shares outstanding before conversion	2,689,164	26,874,521
Shares reacquired upon conversion into other share class(es)	(40,883)	(406,271)

Net increase (decrease) in shares outstanding	2,648,281	$26,468,250

Prudential Core Bond Fund	71

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended January 31, 2018:
Shares sold	123,976	$1,237,941
Shares issued in reinvestment of dividends and distributions	2,929	29,196
Shares reacquired	(79,611)	(795,140)

Net increase (decrease) in shares outstanding	47,294	$471,997

Year ended July 31, 2017:
Shares sold	239,782	$2,406,997
Shares issued in reinvestment of dividends and distributions	4,126	41,089
Shares reacquired	(112,646)	(1,121,164)

Net increase (decrease) in shares outstanding	131,262	$1,326,922

Class Q
Six months ended January 31, 2018:
Shares sold	7,911,046	$78,949,654
Shares issued in reinvestment of dividends and distributions	312,756	3,116,323
Shares reacquired	(1,817,851)	(18,137,901)

Net increase (decrease) in shares outstanding before conversion	6,405,951	63,928,076
Shares issued upon conversion from other share class(es)	34,553	344,685
Shares reacquired upon conversion into other share class(es)	(142)	(1,424)

Net increase (decrease) in shares outstanding	6,440,362	$64,271,337

Year ended July 31, 2017:
Shares sold	9,581,826	$94,976,282
Shares issued in reinvestment of dividends and distributions	215,127	2,138,147
Shares reacquired	(1,245,527)	(12,344,974)

Net increase (decrease) in shares outstanding before conversion	8,551,426	84,769,455
Shares issued upon conversion from other share class(es)	11,596,806	114,810,035

Net increase (decrease) in shares outstanding	20,148,232	$199,579,490

Class R
Six months ended January 31, 2018:
Shares sold	403	$4,010
Shares issued in reinvestment of dividends and distributions	13	134
Shares reacquired	—	(3)

Net increase (decrease) in shares outstanding	416	$4,141

Year ended July 31, 2017:
Shares issued in reinvestment of dividends and distributions	19.4	$196

Net increase (decrease) in shares outstanding	19.4	$196

72

Class Z	Shares	Amount
Six months ended January 31, 2018:
Shares sold	794,892	$7,929,735
Shares issued in reinvestment of dividends and distributions	106,693	1,063,271
Shares reacquired	(1,080,966)	(10,786,281)

Net increase (decrease) in shares outstanding before conversion	(179,381)	(1,793,275)
Shares reacquired upon conversion into other share class(es)	(5,082)	(50,487)

Net increase (decrease) in shares outstanding	(184,463)	$(1,843,762)

Year ended July 31, 2017:
Shares sold	15,569,571	$155,505,555
Shares issued in reinvestment of dividends and distributions	263,271	2,620,164
Shares reacquired	(5,518,779)	(54,651,511)

Net increase (decrease) in shares outstanding before conversion	10,314,063	103,474,208
Shares reacquired upon conversion into other share class(es)	(11,555,936)	(114,403,764)

Net increase (decrease) in shares outstanding	(1,241,873)	$(10,929,556)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the six months ended January 31, 2018.

Prudential Core Bond Fund	73

Financial Highlights

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,		February 17, 2015(g) through July 31,
	2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.99		$10.22	$9.88	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.18	0.18	0.09
Net realized and unrealized gain (loss) on investments	(0.13)		(0.20)	0.39	(0.09)
Total from investment operations	(0.03)		(0.02)	0.57	-
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.21)	(0.20)	(0.11)
Tax return of capital distributions	-		-	(0.03)	-
Total dividends and distributions	(0.12)		(0.21)	(0.23)	(0.11)
Net asset value, end of period	$9.84		$9.99	$10.22	$9.88
Total Return(a):	(0.32)%		(0.13)%	5.91%	(0.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,722		$43,489	$17,437	$203
Average net assets (000)	$46,065		$38,131	$3,049	$78
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.70%	(e)	0.70%	0.70%	0.70%	(e)
Expenses before waivers and/or expense reimbursement	0.85%	(e)	0.89%	0.90%	1.16%	(e)
Net investment income (loss)	2.01%	(e)	1.77%	1.74%	1.97%	(e)
Portfolio turnover rate(h)	105%	(f)	314%	224%	535%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets.
(e)	Annualized.
(f)	Not annualized.
(g)	Commencement of operations.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

74

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,		February 17, 2015(f) through July 31,
	2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.99		$10.23	$9.89	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.10	0.11	0.05
Net realized and unrealized gain (loss) on investments	(0.12)		(0.20)	0.39	(0.08)
Total from investment operations	(0.06)		(0.10)	0.50	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.14)	(0.14)	(0.07)
Tax return of capital distributions	-		-	(0.02)	-
Total dividends and distributions	(0.08)		(0.14)	(0.16)	(0.07)
Net asset value, end of period	$9.85		$9.99	$10.23	$9.89
Total Return(a):	(0.59)%		(0.98)%	5.13%	(0.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,901		$3,486	$2,226	$63
Average net assets (000)	$3,639		$3,009	$880	$16
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.45%	(d)	1.45%	1.45%	1.45%	(d)
Expenses before waivers and/or expense reimbursement	1.92%	(d)	1.64%	1.69%	1.82%	(d)
Net investment income (loss)	1.26%	(d)	0.98%	1.08%	1.03%	(d)
Portfolio turnover rate(g)	105%	(e)	314%	224%	535%	(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Core Bond Fund	75

Financial Highlights (continued)

Class Q Shares
	Six Months Ended January 31,		Year Ended July 31,		February 17, 2015(f) through July 31,
	2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.99		$10.23	$9.88	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.22	0.21	0.09
Net realized and unrealized gain (loss) on investments	(0.13)		(0.22)	0.40	(0.08)
Total from investment operations	(0.01)		-	0.61	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.24)	(0.23)	(0.12)
Tax return of capital distributions	-		-	(0.03)	-
Total dividends and distributions	(0.13)		(0.24)	(0.26)	(0.12)
Net asset value, end of period	$9.85		$9.99	$10.23	$9.88
Total Return(a):	(0.07)%		0.07%	6.32%	0.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$261,846		$201,345	$11	$10
Average net assets (000)	$232,234		$83,714	$10	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.40%	(d)	0.40%	0.45%	0.45%	(d)
Expenses before waivers and/or expense reimbursement	0.45%	(d)	0.53%	0.67%	0.75%	(d)
Net investment income (loss)	2.30%	(d)	2.22%	2.15%	2.05%	(d)
Portfolio turnover rate(g)	105%	(e)	314%	224%	535%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

76

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,		February 17, 2015(f) through July 31,
	2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.99		$10.23	$9.88	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.15	0.16	0.07
Net realized and unrealized gain (loss) on investments	(0.13)		(0.20)	0.41	(0.09)
Total from investment operations	(0.04)		(0.05)	0.57	(0.02)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.19)	(0.19)	(0.09)
Tax return of capital distributions	-		-	(0.03)	-
Total dividends and distributions	(0.11)		(0.19)	(0.22)	(0.09)
Net asset value, end of period	$9.84		$9.99	$10.23	$9.88
Total Return(a):	(0.45)%		(0.48)%	5.81%	(0.16)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$11	$11	$10
Average net assets (000)	$13		$10	$10	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.95%	(d)	0.95%	0.95%	0.95%	(d)
Expenses before waivers and/or expense reimbursement	129.36%	(d)	1.40%	1.52%	1.64%	(d)
Net investment income (loss)	1.76%	(d)	1.46%	1.66%	1.56%	(d)
Portfolio turnover rate(g)	105%	(e)	314%	224%	535%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Core Bond Fund	77

Financial Highlights (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,			Nine Months Ended July 31,		Year Ended October 31,
	2018(d)		2017(d)	2016(d)	2015(d)(f)	2014(c)		2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.99		$10.23	$9.88	$10.13	$10.30		$10.85	$10.50
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.19	0.21	0.19	0.17		0.25	0.27
Net realized and unrealized gain (loss) on investments	(0.12)		(0.19)	0.40	(0.19)	(0.07)		(0.40)	0.56
Total from investment operations	(0.01)		-	0.61	-	0.10		(0.15)	0.83
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.24)	(0.23)	(0.25)	(0.21)		(0.22)	(0.42)
Tax return of capital distributions	-		-	(0.03)	-	-		-	-
Distributions from net realized gains	-		-	-	-	(0.06)		(0.18)	(0.06)
Total dividends and distributions	(0.13)		(0.24)	(0.26)	(0.25)	(0.27)		(0.40)	(0.48)
Net asset value, end of period	$9.85		$9.99	$10.23	$9.88	$10.13		$10.30	$10.85
Total Return(a):	(0.09)%		0.02%	6.32%	(0.02)%	1.01%		(1.41)%	8.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$79,287		$82,297	$96,978	$103,725	$124,058		$131,981	$169,193
Average net assets (000)	$81,377		$113,324	$93,861	$114,825	$127,349		$149,452	$177,149
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	0.45%	(g)	0.45%	0.45%	0.61%	0.77%	(g)	0.71%	0.66%
Expenses before waivers and/or expense reimbursement	0.55%	(g)	0.61%	0.75%	0.78%	0.77%	(g)	0.71%	0.66%
Net investment income (loss)	2.26%	(g)	1.89%	2.15%	1.88%	2.22%	(g)	2.33%	2.50%
Portfolio turnover rate(e)	105%	(h)	314%	224%	535%	234%	(h)	193%	175%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying funds in which the Fund invests.
(c)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(d)	Calculated based on average shares outstanding during the period.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)	Class T shares were renamed Class Z shares effective February 17, 2015.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

78

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Core Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CORE BOND FUND

SHARE CLASS	A	C	Q	R	Z
NASDAQ	TPCAX	TPCCX	TPCQX	TPCRX	TAIBX
CUSIP	875921769	875921751	875921744	875921736	875921801

MF226E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 16, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 16, 2018